                                                       Registration No. 33-58383
                                                            File No. 811-07255

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

      Pre-Effective Amendment No.                                        [   ]

      Post-Effective Amendment No. 14                                      [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No. 16                                                     [X]

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                     OPPENHEIMER INTERNATIONAL BOND FUND
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street 11th Floor, New York, New York
                                  10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]                  Immediately upon filing pursuant to paragraph (b)
[ X ]                     On November 26, 2004 pursuant to paragraph (b)
[   ]                  60 days after filing pursuant to paragraph (a)(1)
[   ]                     On ______________ pursuant to paragraph (a)(1)
[   ]                  75 days after filing pursuant to paragraph (a)(2)
[   ]                     On ______________ pursuant to paragraph (a)(2)
of Rule 485.

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
INTERNATIONAL BOND FUND

Prospectus dated November 26, 2004

                                         Oppenheimer International Bond Fund is
                                         a mutual fund that seeks total return
                                         as its primary goal. As a secondary
                                         goal, it seeks income when consistent
                                         with total return. It invests
                                         primarily in foreign government and
                                         corporate bonds, in both developed and
                                         emerging markets.
                                               This Prospectus contains
                                         important information about the Fund's
                                         objectives, its investment policies,
                                         strategies and risks. It also contains
                                         important information about how to buy
                                         and sell shares of the Fund and other
                                         account features. Please read this
                                         Prospectus carefully before you invest
As with all mutual funds, the            and keep it for future reference about
Securities and Exchange Commission has   your account.
not approved or disapproved the Fund's
securities nor has it determined that
this Prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.

                                                      (logo) OppenheimerFunds
                                                        The Right Way to Invest

Contents

            ABOUT THE FUND
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            The  Fund's   Investment   Objectives   and  Principal   Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            ABOUT YOUR ACCOUNT
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            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares

            By Mail
            By Telephone
            By Checkwriting
            By Wire

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

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A B O U T  T H E  F U N D
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The Fund's Investment Objectives and Principal Investment Strategies

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES? The Fund's primary objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund invests mainly in debt securities of foreign government and corporate issuers. Those debt securities generally referred to as "bonds," include long-term and short-term government bonds, participation interests in loans, corporate debt obligations,
"structured" notes and other debt obligations. They may include "zero coupon"
or "stripped" securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in
"bonds" and invests in at least three countries other than the United States.
The Fund's non-fundamental policy of investing at least 80% of its net assets in "bonds" will not be changed by the Fund's Board of Trustees without first providing shareholders 60 days written notice of the change.  The Fund does not limit its investments to securities of issuers in a particular market capitalization or maturity range or rating category, and can hold rated and unrated securities below investment grade. The Fund can invest without limit in securities below investment grade (commonly called "junk bonds") to seek total return and higher income.  Therefore, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world. These investments are more fully explained in "About the Fund's Investments," below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the Fund's portfolio manager analyzes the overall investment opportunities and risks in individual national economies by analyzing the business cycle in developed countries and political and exchange rate factors of emerging markets. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

o     Opportunities for higher yields than are available in U.S. markets, and
o     Opportunities in government bonds in both developed and emerging markets.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking total return in their investment over the long term, with the opportunity for some income, from a fund that will invest mainly in foreign debt securities. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on debt investments in foreign securities, particularly those in emerging markets. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Because of its focus on long-term total return, the Fund may be appropriate for a part of an investor's retirement plan portfolio. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments carry risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.
There is also the risk that poor security selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

CREDIT RISK.  Debt securities are subject to credit risk.  Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the values of that bond and of the Fund's shares might fall.  A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

o     Special Risks of Lower-Grade Securities.  The Fund can invest without limit in securities below investment grade (commonly called "junk bonds") to seek total return and higher income.  Therefore, the
         Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade debt securities. Securities that are
         (or that have fallen) below investment grade are exposed to a greater risk that the issuers might not meet their debt
         obligations.  There may be less of a market for these securities, making it harder to value them or sell them at an acceptable price.
         Additionally, these securities may be subject to a greater risk of default.  These risks can reduce the Fund's share prices and the income it earns.

RISKS OF FOREIGN INVESTING. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns.  The change in value of a foreign currency against the
U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund.
Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

      The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

o     Special Risks of Emerging and Developing Markets.  Securities in
         emerging and developing markets present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.

         Emerging markets might have less developed trading markets, exchanges and legal and accounting systems.  Investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of securities of local companies. These investments may be
         substantially more volatile than debt securities of issuers in the
         U.S. and other developed countries and may be very speculative.

INTEREST RATE RISKS. The values of debt securities are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities. Also, if interest rates fall, the
Fund's investments in new securities at lower yields will reduce the Fund's income.

RISKS OF NON-DIVERSIFICATION.  The Fund is "non-diversified" under the
Investment Company Act of 1940. Accordingly, the Fund can invest a greater portion of its assets in the debt securities of a single issuer than
"diversified" funds. For example, the Fund may invest a greater portion of its assets in the debt obligations issued by the government of any single country
("sovereign debt") or corporate issuer.  To the extent the Fund invests a relatively high percentage of its assets in the debt securities of a single issuer or a limited number of issuers, the Fund is subject to additional risk of loss if those debt securities lose market value.

RISKS OF DERIVATIVE INVESTMENTS. The Fund can use derivatives to seek increased returns or to try to hedge investment and interest rate risks. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Options, futures, structured notes and forward contracts are examples of derivatives the Fund uses.

      If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the
Fund's share prices could fall and the Fund could get less income than expected.  Some derivatives may be illiquid, making it difficult to value them or sell them at an acceptable price. Using derivatives can increase the volatility of the Fund's share prices.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and the prices of its shares. The
Fund is non-diversified and may focus its investments in the sovereign debt of a limited number of countries. It will therefore be vulnerable to the effects of economic changes that affect those countries.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objectives. The values of foreign debt securities, particularly those of issuers in emerging markets, can be volatile, and the prices of the Fund's shares can go up and down substantially. The income from some of the Fund's investments may help cushion the Fund's total return from changes in prices, but debt securities are subject to credit and interest rate risks that can affect their values and income and the share prices of the Fund. In the OppenheimerFunds spectrum, the Fund is generally more aggressive and has more risks than bond funds that focus on U. S. government securities and investment-grade bonds but is less aggressive than funds that invest solely in emerging markets.

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 An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the full calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or
IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges  and taxes are not  included  in the  calculations  of return in this bar chart,  and if those charges and taxes were included,  the returns may be less than those  shown.  Class Y shares  were not  publicly  offered  during the period shown.

For the  period  from  1/1/04  through  9/30/04,  the  cumulative  return  (not annualized) before taxes for Class A shares was 3.58%.
During the period shown in the bar chart,  the highest return (not  annualized)
before  taxes for a  calendar  quarter  was 8.38%  (4th Qtr 02) and the  lowest return (not  annualized)  before  taxes for a calendar  quarter was -9.80% (3rd
Qtr 98).

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Average Annual Total Returns        1 Year            5 Years          10 Years
for    the    periods    ended                      (or life of       (or life of
December 31, 2003                                 class, if less)   class, if less)

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Class  A   Shares   (inception

6/15/95)                            19.91%            11.91%             9.99%
  Return Before Taxes               17.29%             9.57%             6.79%
  Return After Taxes on             12.79%             8.74%             6.46%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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Citibank Non-U.S. Dollar
World Government Bond Index
(reflects no deduction for

fees, expenses or taxes)            18.52%             5.21%            4.95%1

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Class  B   Shares   (inception

(6/15/95)                           19.96%            11.87%            10.03%

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Class  C   Shares   (inception

(6/15/95)                           23.99%            12.13%             9.76%

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Class  N   Shares   (inception

3/1/01)                             24.28%            16.24%             N/A2

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Class  Y   Shares   (inception

9/27/04)                             N/A2              N/A2              N/A2

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1.    From 5/31/95.
2.    Because this is a new class of shares, return data for the period specified is not available.

The Fund's average annual total returns include the applicable sales charge:
for Class A, the current maximum initial sales charge of 4.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 2% (5 years).
Because Class B shares convert to Class A shares 72 months after purchase,
Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion.
For Class C and Class N, average annual total returns include the 1%
contingent deferred sales charge for the 1-year period.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the Citibank Non-U.S. Dollar World Government Bond Index, a
market-capitalization-weighted index that tracks performance of 13 government bond markets in developed countries. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

      The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended September 30, 2004, except that the numbers for Class Y shares, which is a new class, are based on the Fund's anticipated expense for Class Y shares during the upcoming year.

Shareholder Fees (charges paid directly from your investment):

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                        Class A     Class B     Class C   Class      Class
                        Shares      Shares      Shares    N          Y
                                                          Shares     Shares
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Maximum Sales Charge
(Load) on purchases      4.75%       None        None        None      None
(as % of offering
price)
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Maximum Deferred
Sales Charge (Load)
(as % of the lower       None1        5%2         1%3        1%4       None
of the original
offering price or
redemption proceeds)
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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                        Class A    Class B    Class C   Class N    Class Y
                          Shares     Shares    Shares     shares    shares6
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Management Fees           0.65%      0.65%      0.65%     0.65%      0.65%

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Distribution and/or
Service (12b-1) Fees      0.24%      1.00%      1.00%     0.50%      None
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Other Expenses5           0.24%      0.33%      0.23%     0.34%      0.52%

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Total Annual Operating    1.13%      1.98%      1.88%     1.49%      1.17%

Expenses
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Expenses may vary in future years.
1.     A  contingent   deferred  sales  charge  may  apply  to  redemptions  of
   investments  of $1 million or more  ($500,000  for certain  retirement  plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies  to  redemptions  in first year after  purchase.  The  contingent deferred  sales  charge  declines to 1% in the sixth year and is  eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies  to shares  redeemed  within 18  months  of a  retirement  plan's first purchase of Class N shares

5.  "Other  Expenses"   include  transfer  agent  fees,   custodial  fees,  and
   accounting  and legal  expenses that the Fund pays.  The Transfer  Agent has voluntarily  undertaken  to the Fund to limit  the  transfer  agent  fees to
   0.35% of average  daily net assets per  fiscal  year for all  classes.  That undertaking  may be amended or withdrawn at any time.  For the Fund's fiscal year ended  September 30, 2004,  the transfer  agent fees did not exceed the expense limitation described above.
6.  Class Y shares  were  first  available  for  sale on  September  27,  2004, and  therefore  the expenses  are based on the expected  expense for Class Y for the current fiscal year.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:      1 Year        3 Years       5 Years     10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares                $585          $819         $1,071       $1,792

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares                $703          $927         $1,278       $1,9001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares                $293          $596         $1,026       $2,221

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares                $253          $474          $819        $1,793

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares                $120          $374          $647        $1,429

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If shares are not            1 Year        3 Years       5 Years     10 Years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares                $585          $819         $1,071       $1,792

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares                $203          $627         $1,078       $1,9001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares                $193          $596         $1,026       $2,221

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares                $153          $474          $819        $1,793

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares                $120          $374          $647        $1,429

--------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There is no sales charge on Class Y.
1.    Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends.  The
Fund's portfolio might not always include all of the different types of investments described below. At times the Fund may focus more on investing for growth with less emphasis on income, while at other times it may have both growth and income investments to seek total return. The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The
Fund is non-diversified and may at times focus its investments in the debt securities of a limited number of issuers. The Fund does not concentrate 25%
or more of its total assets in investments in the securities of any one foreign government or in the debt and equity securities of companies in any one foreign country or in any one industry.

      The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund's investments may be above or below investment grade in credit quality, and the Fund can invest without limit in below-investment-grade debt securities, commonly called "junk bonds."

Foreign Debt Securities. The Fund can buy a variety of debt securities issued by foreign governments and companies, as well as "supra-national"
      entities, such as the World Bank.  They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies and can include "Brady Bonds."
      Those are U.S.-dollar denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by emerging markets countries and are considered speculative securities with higher risks of default. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S.
      companies. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower.

Derivative Investments. The Fund can invest in a number of different kinds of
      "derivative" investments.  In the broadest sense, structured notes, options, futures contracts, and other hedging instruments the Fund uses may be considered "derivative investments."  In addition to using derivatives for hedging, the Fund may use other derivative investments because they offer the potential for increased income and principal value.

      "Structured" Notes. The Fund buys "structured" notes, which are specially-designed derivative debt investments whose principal payments or interest payments are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

      The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. The value of these notes may be affected by events pertaining to the borrower which may be referred to as "counter-party" risks.
      The values of these notes are also subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or sell them at an acceptable price.

Hedging.  The Fund can buy and sell futures contracts, put and call options, and forward contracts.  These are all referred to as "hedging instruments."  The Fund is not required to hedge to seek its objectives. The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them.

         The Fund could hedge for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities.  It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the price of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Portfolio Turnover. The Fund engages in short-term trading to seek its objectives. It might have a turnover rate in excess of 250% annually.
      Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance).  If the Fund realizes capital gains when it sells portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this
      Prospectus shows the Fund's portfolio turnover rates during recent fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVES AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objectives are fundamental policies. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objectives, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them.  These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Debt Securities.  Under normal market conditions, the Fund can invest
      (up to 35% of its total assets) in debt securities issued by U.S.
      companies, the U.S. government or U.S. government agencies to seek the
      Fund's goals. However, these are not expected to be a significant part of the Fund's normal long term investment strategy. The Fund's investments in U.S. government securities can include U.S. Treasury securities and securities issued or guaranteed by agencies or instrumentalities of the U.S. government, such as collateralized mortgage obligations (CMOs) and other mortgage-related securities.
      Mortgage-related securities are subject to additional risks of unanticipated prepayments of the underlying mortgages, which can affect the income stream to the Fund from those securities as well as their values.

      The Fund can also buy U.S. commercial paper, which is short-term corporate debt, and asset-backed securities, which are interests in pools of consumer loans and other trade receivables. Prepayments on the underlying loans may reduce the Fund's income on the securities and reduce their values, as with CMOs.

Zero-Coupon and "Stripped Securities.  Some of the government and corporate debt securities the Fund buys are zero-coupon bonds that pay no interest and are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments. The values of these stripped mortgage related securities are very sensitive to prepayments of underlying mortgages.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities.
      The Fund may have to pay out the imputed income on zero coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the
      Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board can increase that limit to 15%).  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

"When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis. Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the when-issued security declines prior to the settlement date. No income accrues to the Fund on a when-issued security until the Fund receives the security on settlement of the trade.

Loans of Portfolio Securities. The Fund has entered into a Securities Lending
      Agreement with JP Morgan Chase. Under that agreement portfolio securities of the Fund may be loaned to brokers, dealers and other financial institutions.  The Securities Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the Fund's Securities Lending Guidelines, adopted by the Fund's Board of Trustees. The value of the securities loaned may not exceed 25% of the value of the Fund's net assets.

Temporary Defensive and Interim Investments. In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies.  These would ordinarily be short-term
      U. S. government securities, highly-rated commercial paper, bank obligations or repurchase agreements. The Fund could also hold these types of securities pending the investment of proceeds from the sale of
      Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares.  To the extent the Fund invests defensively in these securities, it may not achieve its primary investment objective of total return.

Non-Diversification.  As explained above, the Fund is "non-diversified" under the Investment Company Act of 1940. Accordingly, the Fund can invest a greater portion of its assets in the debt securities of a single issuer than "diversified" funds. This policy gives the Fund more flexibility to invest in the debt securities of a single issuer than if it were a
      "diversified" fund. However, the Fund intends to diversify its investments so that it will qualify as a "regulated investment company"
      under the Internal Revenue Code (although it reserves the right not to qualify).

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $155 billion in assets as of September 30, 2004, including other Oppenheimer funds, with more than seven million shareholder accounts.  The Manager is located at Two World Financial Center, 225 Liberty Street-11th Floor, New
York, New York 10281-1008.

Portfolio Manager.  The portfolio manager of the Fund is Arthur P. Steinmetz and he is the person principally responsible for the day-to-day management of the Fund's investments. He is Vice President of the Fund and Senior Vice President of the Manager. He also serves as officer and portfolio manager for other Oppenheimer funds. Mr. Steinmetz has been employed by the Manager since 1986.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of
      $1 billion.  The Fund's management fee for its last fiscal year ended
      September 30, 2004, was 0.65% of average annual net assets for each class of shares.

PENDING LITIGATION.  Six law suits have been filed as putative derivative and class actions against the Fund's investment Manager, Distributor and Transfer
Agent, some of the Oppenheimer funds including the Fund, and Directors or
Trustees of some of those funds
, excluding those of the Fund. The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of Oppenheimer funds, and failed to properly disclose the use of fund assets to make those payments in violation of the
Investment Company Act and the Investment Advisers Act of 1940. The
complaints further allege that by permitting and/or participating in those actions, the defendant Directors and Trustees breached their fiduciary duties to fund shareholders under the Investment Company Act and at common law.
Those law suits were filed on August 31, 2004, September 3, 2004, September
14, 2004, September 14, 2004, September 21, 2004 and September 22, 2004, in
the U.S. District Court for the Southern District of New York. By order dated
October 27, 2004, these six actions, and future related actions, were consolidated by the District Court into a single consolidated proceeding in contemplation of the filing of a superceding consolidated and amended complaint. The present complaints seek unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The
Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.  A broker or dealer may charge for that service.

Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange (the "Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the  basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for  a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.
      Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market price of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a foreign securities market closes early because of a natural disaster).

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the
      Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
      "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.
-------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of $100,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are  investing  less than $100,000 for the  longer-term,  for example for  retirement,  and do not expect to need  access to your  money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You?  Some account features  may  not  be  available  to  Class  B,  Class  C  and  Class  N shareholders.  Other  features  may  not  be  advisable  (because  of the effect of the  contingent  deferred  sales  charge)  for Class B, Class C and Class N  shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before  deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charges described below and in the Statement of Additional Information. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
                          Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
 Amount of Purchase       Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $50,000             4.75%             4.98%             4.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.50%             4.71%             3.75%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.50%             3.63%             2.75%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or through a "Letter of
Intent." The Fund reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To reduce the Class A front-end sales charge under the rates in the table above that apply to larger
         purchases, you can add to the amount of your current purchase the value of investments currently being made by you and your spouse (or previously made by you and your spouse and still held) in Class A and Class B shares of the Fund and other
         Oppenheimer funds (a list is in the Statement of Additional
         Information under "How to Buy Shares - The Oppenheimer
         Funds"). You may not include Class A shares of Oppenheimer
         Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you did not pay a sales charge for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint
         accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a
         trust, estate or other fiduciary account (including employee benefit plans for the same employer) that has multiple
         accounts. To qualify for this Right of Accumulation, if you are buying shares directly from the Fund you must inform the
         Fund's Distributor of your eligibility and holdings at the time of your purchase. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for this Right of Accumulation at the time of your purchase.

               To count  shares of  eligible  Oppenheimer  funds  held in
         accounts   at  other   intermediaries   under   this   Right  of
         Accumulation,  you may be requested  provide the  Distributor or your current  intermediary  (depending on the way you are buying your  shares)  a copy of each  account  statement  showing  your current  holdings  of the  Fund or  other  eligible  Oppenheimer funds,  including  statements  for accounts held by you and your spouse or in  retirement  plans or trust or  custodial  accounts for minor  children  as  described  above.  The  Distributor  or intermediary  through  which you are buying  shares will combine the value of all your eligible  Oppenheimer  fund accounts based on the  current  offering  price  per  share to  determine  what reduced  Class  A  sales  charge  you  may  qualify  for on your current purchase.

o     Letters of Intent. You may also reduce the Class A front-end sales charge on current purchases of shares of the Fund under the rates in the table above by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase Class A and/or Class B shares of the Fund (and other Oppenheimer funds except Class A shares of
         Oppenheimer Money Market Fund and Oppenheimer Cash Reserves)
         over a 13-month period. The total amount of your intended
         purchases of Class A and Class B shares will determine the reduced sales charge rate that will apply to Class A shares of the Fund purchased during that period. You can include
         purchases made up to 90 days before the date of the Letter.
         Submitting a Letter of Intent does not obligate you to
         purchase the specified amount of shares.  You can also apply the Right of Accumulation to these purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A
         certain portion of your shares will be held in escrow by the
         Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of
         Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds
         without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing
         account in the fund selected for reinvestment.

o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to
         "How to Exchange Shares" in this Prospectus and in the
         Statement of Additional Information for more details,
         including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in
         Class A shares of the Fund without sales charge. This
         privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B
         shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors (primarily retirement plans that purchase shares in special programs through the Distributor). These are described on the OppenheimerFunds website, at www.oppenheimerfunds.com
                                             ------------------------
         (under the hyperlinks "Access Accounts and Services - Investor
         Service Center") and in Appendix C to the Statement of
         Additional Informaiton. To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase or notify the Transfer Agent with at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.

o     Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by (1) retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by (2) retirement plans that are part of a retirement plan product or platform offered by banks, broker-dealers,
         financial advisors, insurance companies or record-keepers that have entered into a special agreement with the Distributor for this purpose. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own
         resources at the time of sale, subject to certain exceptions described in "Retirement Plans" in the Statement of Additional
         Information. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or
      more of the Oppenheimer funds aggregating $1 million or
      more, or on purchases of Class A shares by certain
      retirement plans that satisfied certain requirements prior to March 1, 2001 ("grandfathered retirement accounts").
      However, those Class A shares may be subject to a Class A
      contingent deferred sales charge, as described below.
      Retirement plans holding shares of Oppenheimer funds in an omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary (other
      than OppenheimerFunds-sponsored Single DB Plus plans) are
      not permitted to make initial purchases of Class A shares
      subject to a contingent deferred sales charge.

      The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts.  For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions); or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
In the  table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are  considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
      A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B,
      Class C or Class N asset-based sales charge and service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor.  In those circumstances, the sales concession will not be paid to the dealer.

      For Class C shares purchased through the OppenheimerFunds
      Recordkeeper Pro program, the Distributor will pay the Class
      C asset-based sales charge to the dealer of record in the
      first year after the purchase of such shares in lieu of
      paying the dealer a sales concession at the time of
      purchase.  The Distributor will use the service fee it
      receives from the Fund on those shares to reimburse FASCorp for providing personal services to the Class C accounts
      holding those shares.

      In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Manager receives from the Fund.  Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing."  In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the
      Fund or other Oppenheimer funds to its customers.  You should ask your dealer or financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.

   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.
o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES   THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to  repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge  for that  service.  If your shares are held in the name of your  dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales  charge will be based on the lesser of the net  asset  value  of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A  contingent  deferred  sales charge is not imposed on:
o     the  amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased  by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special  circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares any regular business day.

   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone  exchange requests may be made either by calling a service  representative  or by using PhoneLink for automated exchanges  by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same  name(s) and
      address.   Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and are normally purchased from the other fund in the same transaction on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an omnibus account) receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.  The Transfer
      Agent may delay the reinvestment of the proceeds of an exchange up to seven days if it determines in its discretion that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to the Fund from which the exchange is made or to the receiving fund.
o     The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected when its shares are repeatedly exchanged over the short-term . When large dollar amounts are involved, the Fund's implementation of its investment strategies, may be negatively affected or the Fund might have to raise or retain more cash than the portfolio manager would normally retain, to meet unanticipated redemptions.  Frequent exchange activity also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those exchange requests. These factors might hurt the Fund's performance.  When the Transfer Agent in its discretion believes frequent trading activity by any person, group or account would have a disruptive effect on the Fund's ability to manage its investments, the Fund and the Transfer Agent may reject purchase orders and/or exchanges into the Fund.  The history of exchange activity in all accounts known by the Transfer Agent to be under common ownership or control within the Oppenheimer funds complex may be considered by the
      Transfer Agent, with respect to the review of exchanges involving this
      Fund as part of the Transfer Agent's procedures to detect and deter excessive exchange activity.  The Transfer Agent may permit exchanges that it believes in the exercise of its judgment are not disruptive.
      The Transfer Agent might not be able to detect frequent exchange activity conducted by the underlying owners of shares held in omnibus accounts, and therefore might not be able to effectively prevent frequent exchange activity in those accounts.  There is no guarantee that the Transfer Agent's controls and procedures will be successful to identify investors who engage in excessive trading activity or to curtail that activity.

      As stated above, the Fund permits dealers or financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority).  The Manager, the Distributor and/or the Transfer Agent have agreements with a limited number of broker-dealers and investment advisers permitting them to submit exchange orders in bulk on behalf of their clients, provided that those broker-dealers or advisers agree to restrictions on their exchange activity (which are more stringent than the restrictions that apply to other shareholders).  Those restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund.  The Fund and its
      Transfer Agent may restrict or refuse bulk exchange requests submitted by a financial intermediary on behalf of a large number of accounts
      (including pursuant to the arrangements described above) if, in the
      Transfer Agent's judgment exercised in its discretion, those exchanges would be disruptive to either fund in the exchange transaction.

   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually on or about the second to last
      "regular business day" of September. See the Statement of Additional
      Information, (shareholders may visit the OppenheimerFunds website), to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income each regular business day and pay those dividends to shareholders monthly on a date selected by the Board of
Trustees. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for shares. Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class
N shares, which normally have higher expenses than Class A and Class Y shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect under the
Internal Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is  only a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult with your tax advisor about  the  effect  of an  investment  in  the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED SEPTEMBER 30,                    2004              2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $       5.33       $      4.38     $      3.95      $     4.19     $      4.23
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .13               .20             .24             .30             .45
Net realized and unrealized gain (loss)                   .47               .95             .41            (.24)           (.08)
                                                 -------------------------------------------------------------------------------
Total from investment operations                          .60              1.15             .65             .06             .37
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.30)             (.20)           (.19)             --            (.21)
Tax return of capital distribution                         --                --            (.03)           (.30)           (.20)
                                                 -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.30)             (.20)           (.22)           (.30)           (.41)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $       5.63       $      5.33     $      4.38      $     3.95     $      4.19
                                                 ===============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      11.56%            26.67%          16.78%           1.40%           8.93%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $  1,177,628       $   429,283     $   181,456      $  118,733     $   100,928
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $    811,608       $   285,391     $   134,912      $  117,000     $   110,968
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    2.19%             3.94%           5.16%           7.10%          10.23%
Total expenses                                           1.13%             1.22%           1.37%           1.38%           1.31%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4           N/A 3           N/A 3           N/A 3          1.29%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   133%              341%            372%            377%            288%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    35 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B      YEAR ENDED SEPTEMBER 30,                    2004               2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $       5.31        $      4.37     $      3.94      $     4.17     $      4.22
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .08                .16             .21             .26             .42
Net realized and unrealized gain (loss)                   .47                .94             .40            (.22)           (.09)
                                                 --------------------------------------------------------------------------------
Total from investment operations                          .55               1.10             .61             .04             .33
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.25)              (.16)           (.15)             --            (.20)
Tax return of capital distribution                         --                 --            (.03)           (.27)           (.18)
                                                 --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.25)              (.16)           (.18)           (.27)           (.38)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $       5.61        $      5.31     $      4.37      $     3.94     $      4.17
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      10.66%             25.48%          15.90%           0.85%           7.94%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $    167,621        $   134,661     $   100,049      $   84,427     $    98,272
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $    153,117        $   119,232     $    85,244      $   93,455     $   115,116
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    1.40%              3.20%           4.41%           6.40%           9.63%
Total expenses                                           1.98%              2.03%           2.14%           2.14%           2.05%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4            N/A 3           N/A 3           N/A 3          2.03%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   133%               341%            372%            377%            288%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    36 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS C      YEAR ENDED SEPTEMBER 30,                    2004               2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $       5.31        $      4.37     $      3.94      $     4.17     $      4.22
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .09                .16             .21             .26             .41
Net realized and unrealized gain (loss)                   .46                .94             .40            (.22)           (.08)
                                                 --------------------------------------------------------------------------------
Total from investment operations                          .55               1.10             .61             .04             .33
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.25)              (.16)           (.15)             --            (.19)
Tax return of capital distribution                         --                 --            (.03)           (.27)           (.19)
                                                 --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.25)              (.16)           (.18)           (.27)           (.38)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $       5.61        $      5.31     $      4.37      $     3.94     $      4.17
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      10.75%             25.48%          15.90%           0.85%           7.95%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $    233,311        $    90,248     $    38,865      $   25,221     $    27,663
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $    170,796        $    63,198     $    28,635      $   27,125     $    30,710
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    1.46%              3.15%           4.37%           6.39%           9.55%
Total expenses                                           1.88%              2.02%           2.14%           2.14%           2.05%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4            N/A 3           N/A 3           N/A 3          2.03%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   133%               341%            372%            377%            288%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    37 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N      YEAR ENDED SEPTEMBER 30,                    2004             2003             2002          2001 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $       5.32        $    4.37      $      3.95      $     4.23
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .12              .18              .21             .16
Net realized and unrealized gain (loss)                   .45              .95              .42            (.28)
                                                 -----------------------------------------------------------------
Total from investment operations                          .57             1.13              .63            (.12)
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.28)            (.18)            (.18)             --
Tax return of capital distribution                         --               --             (.03)           (.16)
                                                 -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.28)            (.18)            (.21)           (.16)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $       5.61        $    5.32      $      4.37      $     3.95
                                                 =================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      11.00%           26.31%           16.23%          (2.88)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $     18,641        $   4,640      $     1,280      $      109
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $     10,769        $   2,653      $       297      $       34
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    1.83%            3.56%            4.87%           6.56%
Total expenses                                           1.49% 4,5        1.57% 4          1.57% 4         1.39% 4
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   133%             341%             372%            377%

1. For the period from March 1, 2001 (inception of offering) to September 30,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    38 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS Y      PERIOD ENDED SEPTEMBER 30,                             2004 1
---------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------
Net asset value, beginning of period                         $      5.58
---------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 -- 2
Net realized and unrealized gain                                     .05
                                                             --------------
Total from investment operations                                     .05
---------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  -- 2
Tax return of capital distribution                                    --
                                                             --------------
Total dividends and/or distributions to shareholders                  --
---------------------------------------------------------------------------
Net asset value, end of period                               $      5.63
                                                             ==============

---------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  0.92%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $    14,268
---------------------------------------------------------------------------
Average net assets (in thousands)                            $     7,086
---------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               4.84%
Total expenses                                                      1.17% 5
---------------------------------------------------------------------------
Portfolio turnover rate                                              133%

1. For the period from September 27, 2004 (inception of offering) to September
30, 2004.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Oppenheimer International Bond Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

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By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
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By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
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On the Internet:              You can send us a request by e-mail or read or
                              down-load documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
                                       ------------------------
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Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]    OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No.: 811-07255

PR0880.001.1104
Printed on recycled paper

Appendix to Prospectus of
Oppenheimer International Bond Fund

      Graphic   material    included   in   the   Prospectus   of   Oppenheimer
International  Bond Fund (the "Fund")  under the heading:  "Annual Total Return
(Class A) (as of 12/31 each year)":

      A bar chart will be  included  in the  Prospectus  of the Fund  depicting the annual  total  returns of a  hypothetical  investment  in Class A shares of the Fund for each of the eight most recent  calendar years,  without  deducting sales  charges or taxes.  Set forth below is the relevant  data point that will appear on the bar chart:

Year
Ended:                                Annual Total Return:
------                                --------------------

12/31/96                    19.29%
12/31/97                     2.46%
12/31/98                    -4.36%
12/31/99                         11.00%
12/31/00                           6.85%
12/31/01                           2.15%
12/31/02                         20.81%
12/31/03                         25.89%

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Oppenheimer International Bond Fund
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6803 South Tucson Way, Centennial, Colorado 80112
1.800.225.5677

Statement of Additional Information dated November 26, 2004

      This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated November 24, 2004. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the
Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks..
    The Fund's Investment Policies.....................................
    Other Investment Techniques and Strategies.........................
    Other Investment Restrictions......................................
How the Fund is Managed ...............................................
    Organization and History...........................................
    Board of Trustees and Oversight Committees.........................
    Trustees and Officers of the Fund..................................
    The Manager........................................................
Brokerage Policies of the Fund.........................................
Distribution and Service Plans.........................................
Performance of the Fund................................................

About Your Account
How To Buy Shares......................................................
How To Sell Shares.....................................................
How To Exchange Shares.................................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Fund..................................

Financial Information About the Fund
Independent Auditors' Report...........................................
Financial Statements...................................................

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

      The investment objectives, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager,
OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objectives.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      In selecting securities for the Fund's portfolio, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. That process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer.

|X|   Foreign Securities. The Fund expects to invest primarily in foreign securities. For the most part, these will be debt securities issued or guaranteed by foreign companies or governments, including supra-national entities. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S.
government or by foreign supra-national entities. They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Fund has available for distribution.  Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the
Fund will absorb the cost of currency fluctuations.  After the Fund has distributed income, subsequent foreign currency losses may result in the
Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.
      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

o     Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fund may buy securities issued by certain
"supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the
International Bank for Reconstruction and Development (commonly called the
"World Bank"), the Asian Development bank and the Inter-American Development
Bank.

      The governmental members of these supranational entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      The Fund can invest in U.S. dollar-denominated "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds.  Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk."

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero coupon U.S.
Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds.  The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady
Bonds in the normal course.  Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

o     Risks of Foreign Investing.  Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
            U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe and Canada,
Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The
Manager will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's investment objectives.

|X|   Passive Foreign Investment Companies.  Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the
Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.
      Subject to the limits under the Investment Company Act of 1940 (the
"Investment Company Act") and under its own non-fundamental policies, the
Fund may also invest in foreign mutual funds which are also deemed PFICs
(since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to varying countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other
Investment Companies.

|X|   Debt Securities. The Fund can invest in a variety of debt securities to seek its objectives. Foreign debt securities are subject to the risks of foreign securities described above. In general, debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

o     Credit Risks.  Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due.  In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      The Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds").
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc., ("Moody's") at least "BBB" by Standard & Poor's Ratings Group
("Standard & Poor's") or Fitch, Inc., ("Fitch") or have comparable ratings by another nationally recognized statistical rating organization.

      In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If the securities are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

o     Interest Rate Risks. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield.  For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations in the market value of fixed-income securities after the
Fund buys them will not affect the interest payable on those securities, nor the cash income from them.  However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

o     Special Risks of Lower-Grade Securities. The Fund can invest without limit in lower-grade debt securities, if the Manager believes it is consistent with the Fund's objectives. Because lower-rated securities tend to offer higher yields than investment grade securities, the Fund may invest in lower grade securities if the Manager is trying to achieve greater income. In some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for the Fund's portfolio. However, these investments will be made only when consistent with the Fund's overall goal of total return.

      "Lower-grade" debt securities are those rated below "investment grade"
which means they have a rating lower than "Baa" by Moody's or lower than
"BBB" by Standard & Poor's or Fitch, or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Fund's portfolio of lower-grade securities.  The
Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Fund buys them.

      Some of the special credit risks of lower-grade securities are discussed below. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the
Prospectus and in this Statement of Additional Information.

      To the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. A description of the debt security ratings categories of the principal rating organizations is included in Appendix A to this Statement of
Additional Information.

|X|   Portfolio Turnover.  "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year.  For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may continue to have a portfolio turnover rate of more than 250% annually.

      Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objectives, the
Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

|X|   Zero Coupon Securities. The Fund may buy zero-coupon, delayed interest and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately.  The
Fund can buy different types of zero-coupon or stripped securities, including, among others, foreign debt securities and U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.  Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

|X|   U.S. Government Securities.  These are securities issued or guaranteed by the U.S. Treasury or other government agencies or corporate entities referred to as "instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States.
"Full faith and credit" means generally that the taxing power of the U.S.
government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.  The Fund will invest in securities of U.S. government agencies and instrumentalities only if the
Manager is satisfied that the credit risk with respect to such instrumentality is minimal.

o     U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued), Treasury notes (maturities of more than one year and up to 10 years), and Treasury bonds (maturities of more than 10 years). Treasury securities are backed by the full faith and credit of the
United States as to timely payments of interest and repayments of principal.
They also can include U. S. Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described above, and Treasury Inflation-Protection Securities ("TIPS").

o     Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal
Home Loan Mortgage Corporation obligations ("Freddie Macs").

o     GNMA Certificates. The Government National Mortgage Association
("GNMA") is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development.  GNMA's
principal programs involve its guarantees of privately-issued securities backed by pools of mortgages.  Ginnie Maes are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal
Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration

      The Ginnie Maes in which the Fund invests are of the "fully modified pass-through" type. They provide that the registered holders of the Ginnie
Maes will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers.  Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

      Under Federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools.  An opinion of an
Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United
States backed by its full faith and credit."  GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

      Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages,
Ginnie Maes do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against
GNMA.  Holders of Ginnie Maes (such as the Fund) have no security interest in or lien on the underlying mortgages.

o     Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities.
CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or
mortgage loans insured by a U.S. government agency. The Fund can have significant amounts of its assets invested in mortgage related U.S.
government securities.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the
Fund's yield.

      When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These are the prepayment risks described above and can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

|X|   Commercial (Privately-Issued) Mortgage Related Securities. The Fund may
invest in commercial mortgage related securities issued by private entities.
Generally these are multi-class debt or pass through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

      "Stripped" Mortgage Related Securities. The Fund may invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.  The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

|X|   Floating Rate and Variable Rate Obligations.  The interest rate on a floating rate note is based on a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Some variable rate and floating rate obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations. Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

|X|   When-Issued and Delayed-Delivery Transactions.  The Fund may invest in securities on a "when-issued" basis and may purchase or sell securities on a
"delayed-delivery" basis.  When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment.  No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions to secure what the
Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objectives and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose
of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset values.  In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

      When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

|X|   Participation Interests.  The Fund may invest in participation interests, subject to the Fund's limitation on investments in illiquid investments.  A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyers participation interest bears to the total principal amount of the loan.  No more than 5% of the Fund's net assets can be invested in participation interests of the same borrower.  The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

      Participation interests are primarily dependent upon the
creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments.  If a borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of the Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

|X|   Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 ("Investment Company Act"), are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The
Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Illiquid and Restricted Securities.  Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

|X|   Forward Rolls. The Fund can enter into "forward roll" transactions with respect to mortgage related securities. In this type of transaction, the Fund sells a mortgage related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold.
Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

      The Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold or repurchased. It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

      Investments in Equity Securities. Under normal market conditions the
Fund can invest up to 20% of its assets in securities other than debt securities, including equity securities of both foreign and U.S. companies.
However, it does not anticipate investing significant amounts of its assets in these securities as part of its normal investment strategy. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The Fund's investments can include stocks of companies in any market capitalization range, if the Manager believes the investment is consistent with the Fund's objectives of total return and income. Certain equity securities may be selected not only for their appreciation possibilities but because they may provide dividend income.

o     Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. To the extent that the Fund invests in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk can affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.  The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund can invest in securities of large companies and mid-size companies, but may also buy stocks of small companies, which may have more volatile stock prices than large companies.

o     Convertible Securities.  The value of a convertible security is a function of its "investment value" and its "conversion value."  If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

      While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities)
causes them to be regarded by the Manager more as "equity equivalents."  As a result, the rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible debt fixed income securities.

      To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:

(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
         (considering the effect of conversion of the convertible
         securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
         appreciation in the price of the issuer's common stock.
o     Rights and Warrants.  The Fund may invest up to 5% of its total assets in warrants or rights. That limit does not apply to warrants and rights the
Fund has acquired as part of units of securities or that are attached to other securities that the Fund buys. The Fund does not expect that it will have significant investments in warrants and rights.

      Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

|X|   Loans of Portfolio Securities.  The Fund may lend its portfolio securities pursuant to the Securities Lending Agreement (the "Securities
Lending Agreement") with JP Morgan Chase, subject to the restrictions stated in the Prospectus. The Fund will lend such portfolio securities to attempt to increase the Fund's income. Under the Securities Lending
Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter.  Such terms of the letter of credit and the issuing bank must be satisfactory to JP
Morgan Chase and the Fund.  The Fund will receive, pursuant to the
Securities Lending Agreement, 80% of all annual net income (i.e., net of rebates to the Borrower) from securities lending transactions. JP Morgan
Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Fund will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested defaults.  The Securities Lending Agreement may be terminated by either JP
Morgan Chase or the Fund on 30 days' written notice. The terms of the
Fund's loans must also meet applicable tests under the Internal Revenue
Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

|X|   Borrowing for Leverage.  The fund may borrow for leverage as described below under "Investment Restrictions." The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the
Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage.
Additionally, the Fund's net asset values per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate using this technique in the next year but if it does so, it will not likely be to a substantial degree.

|X|   Asset-Backed Securities.  Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. They are similar to mortgage-backed securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security.  If the enhancement is exhausted and any required payments of principal are not made, the Fund could suffer losses on its investment or delays in receiving payment.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the
Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described above. Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

|X|   Bank Obligations and Securities That Are Secured By Them.  The Fund can
invest in bank obligations, including time deposits, certificates of deposit, and bankers' acceptances. They must be either obligations of a domestic bank with total assets of at least $1 billion or obligations of a foreign bank with total assets of at least U.S. $1 billion. The Fund may also invest in instruments secured by bank obligations (for example, debt which is guaranteed by the bank). For purposes of this policy, the term "bank"
includes commercial banks, savings banks, and savings and loan associations that may or may not be members of the Federal Deposit Insurance Corporation.

      Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. They may or may not be subject to withdrawal penalties. However, time deposits that are subject to withdrawal penalties, other than those maturing in seven days or less, are subject to the limitation on investments by the Fund in illiquid investments.

      Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods.  They are deemed
"accepted" when a bank guarantees their payment at maturity.

|X|   Derivatives.  The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund may use are the hedging instruments described below in this Statement of Additional Information.

      Among the derivative investments the Fund can invest in are
"index-linked" or "currency-linked" notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index.
Currency-indexed securities are typically short-term or intermediate-term debt securities.  Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index.  In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements.  This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Fund can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer.  At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity.  Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

o     Credit Derivatives. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default.  Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. The Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap.  The
Fund may take a short position in the credit default swap (also known as
"buying credit protection"), or may take a long position in the credit default swap note (also known as "selling credit protection").

      The Fund would take a short position in a credit default swap (the
"unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers.  If the short credit default swap is against a corporate issue, the Fund must own that corporate issue. However, if the short credit default swap is against sovereign debt, the Fund may own either:
(i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Manager determines is closely correlated as an inexact bona fide hedge.

      If the Fund takes a short position in the credit default swap, and if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds.  An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase the Fund's exposure to specific high yield corporate issuers.  The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

      If the Fund takes a long position in the credit default swap note, if there is a credit event the Fund will pay the par amount of the bonds and the
swap counterparty will deliver the bonds.   If the swap is on a basket of
securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      The Fund will invest no more than 25% of its total assets in "unfunded"
credit default swaps.  The Fund will limit its investments in "funded" credit default swap notes to no more than 10% of its total assets.

      Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).

|X|   Hedging.  Although the Fund does not anticipate the extensive use of hedging instruments, the Fund can use hedging instruments. It is not obligated to use them in seeking its objectives. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the
Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered calls on securities or futures.  Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the
Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market.  The particular hedging instruments the Fund can use are described below.  The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objectives and are permissible under applicable regulations governing the Fund.

o     Futures.  The Fund can buy and sell futures contracts that relate to
(1) broadly-based bond or stock indices (these are referred to as "financial futures"), (2) commodities (these are referred to as "commodity futures"),
(3) debt securities (these are referred to as "interest rate futures"), and
(4) foreign currencies (these are referred to as "forward contracts").

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3)
agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver.  The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No payment is paid or received by the Fund on the purchase or sale of a future.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker").  Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then realized by the Fund for tax purposes.  All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o     Put and Call Options.  The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, options on commodities indices, and options on the other types of futures described above.

o     Writing Covered Call Options.  The Fund may write (that is, sell)
covered calls. If the Fund sells a call option, it must be covered.  That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by identifying liquid assets on the Fund's books to enable the Fund to satisfy its obligations if the call is exercised.  Up to 50% of the Fund's total assets may be subject to calls the Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case, the Fund would keep the cash premium.

      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction.  The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call.  Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying an equivalent dollar amount of liquid assets on the Fund's books.  The Fund will identify additional liquid assets on the Fund's books if the value of the identified assets drops below 100% of the current value of the future.
Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o     Writing Put Options.  The Fund can sell put options on securities, broadly-based securities indices, foreign currencies, options on commodities indices and futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be identified to cover such put options.

      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put.  However, he Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

      If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time.  In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the
Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities.  The Fund therefore forgoes the opportunity of investing the identified assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.  That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the
Fund effects a closing purchase transaction by purchasing a put of the same series as it sold.  Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

o     Purchasing Calls and Puts.  The Fund can purchase calls only on securities, broadly-based securities indices, foreign currencies, options on commodities indices and futures. It may do so to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

      The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call.  If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case, the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts only on securities, broadly-based securities indices, foreign currencies, options on commodities indices and futures, whether or not it owns the underlying investment. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put.  If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case, the Fund will have paid the premium but lost the right to sell the underlying investment.
However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

o     Buying and Selling Options on Foreign Currencies.  The Fund can buy and
sell calls and puts on foreign currencies.  They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.  The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position.
The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in an identified account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. In those circumstances, the
Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in an identified account with the Fund's custodian bank.

o     Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in the Fund's net asset values being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.  The
Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.  There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities.  For example, it is possible that while the
Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline.
If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o     Forward Contracts.  Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency.  The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency.  The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into.  These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Fund might enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge."  When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it might enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency.  When the
Fund believes that the U.S. dollar could suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.  Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a
"cross hedge."

      The Fund will cover its short positions in these cases by segregating assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts.  The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess.  As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price.  As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases, the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the
Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security.
There will be additional transaction costs on the spot market in those cases.
The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, the
Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis.  The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer might offer to sell a foreign currency to the
Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o     Interest Rate Swap Transactions.  The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities that it owns. The Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will identify liquid assets on the Fund's books (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement.  If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party.  Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o     Swaption Transactions. The Fund may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract.  The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.  Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statement of financial condition.
o     Regulatory Aspects of Hedging Instruments.  The Commodities Futures
Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the
Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this statement of additional information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

o     Tax Aspects of Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code.  In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code.  However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss.  In addition,
Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized.  These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue
Code.  An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions.  Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
      gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
         receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

|X|   Temporary Defensive and Interim Investments.  When market, economic or political conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of
Fund shares, or to hold while waiting to invest cash received from the sale of other portfolio securities. The Fund can buy:

o     high quality, short term money market instruments, including those issued by the U.S Treasury or other government obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the three top rating categories of a nationally recognized rating organization,
o     short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard
            & Poor's, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, having total assets in excess of $1 billion, and
o     repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments, and the following additional limitation: the Fund can not invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1)
of the Investment Company Act.  For example, the Fund can invest in
Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly. Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.  The Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

Other Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objectives are fundamental policies. Other policies described in the Prospectus or this Statement of Additional
Information are "fundamental" only if they are identified as such. The Fund's
Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of
Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund.

o     The Fund cannot make loans except (a) through lending of securities,
(b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

o     The Fund cannot buy or sell real estate. However, the Fund can purchase debt securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests in real estate.

o     The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act of 1933 when reselling any securities held in its own portfolio.

o     The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets.  The Fund may borrow only from banks and/or affiliated investment companies.  The Fund cannot make any investment at a time during which its borrowings exceed 5% of the value of its total assets.  With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o     The Fund cannot concentrate investments. That means it cannot invest
25% or more of its total assets in any one industry. The Fund will not invest
25% or more of its total assets in government securities of any one foreign company or in debt and equity securities issued by companies organized under the laws of any one foreign country. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry"
for the purposes of this policy.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

|X|   Does the Fund Have Additional Restrictions That Are Not "Fundamental"
Policies? The Fund has an additional operating policy which is stated below, that is not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

o     The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph
(F) or (G) of section 12(d)(1) of the Investment Company Act.

      For purposes of the Fund's policy not to concentrate its investments, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

Non-Diversification of the Fund's Investments.  The Fund is
"non-diversified," as defined in the Investment Company Act.  Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer."  That means that the Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

      Being non-diversified poses additional investment risks, because if the
Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers.  However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code.  By qualifying, it does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders.  To qualify, the Fund must meet a number of conditions.  First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer.  Second, with respect to 50% of the market value of its total assets, (1) no more than 5%
of the market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.  This is not a fundamental policy.

How the Fund is Managed

Organization and History. The Fund is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust on February 28, 1995.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The
Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      Classes of Shares.  The Trustees  are  authorized,  without  shareholder approval,  to create new  series and  classes  of  shares.  The  Trustees  may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater  or  lesser  number  of  shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in  the  Fund.  Shares  do  not  have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may do so from time to time on important matters or when required to do so by the Investment Company Act or other applicable law.
Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less.
The Trustees may also take other action as permitted by the Investment
Company Act.

      Shareholder and Trustee Liability.  The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. The Audit Committee is comprised solely of Independent
Trustees. The members of the Audit Committee are Edward L. Cameron
(Chairman), George C. Bowen, Robert J. Malone and F. William Marshall, Jr.
The Audit Committee held six meetings during the fiscal year ended September
30, 2004. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i)
reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditors regarding the Fund's internal accounting procedures and controls;  (iii)
reviewing reports from the Manager's Internal Audit Department; (iv)
maintaining a separate line of communication between the Fund's independent auditors and its Independent Trustees; and (v) exercising all other functions outlined in the Audit Committee Charter, including but not limited to reviewing the independence of the Fund's independent auditors and the pre-approval of the performance by the Fund's independent auditors of any audit and non-audit service, including tax service, for the Fund and the
Manager and certain affiliates of the Manager that is not prohibited by the
Sarbanes-Oxley Act.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Sam Freedman, and Beverly Hamilton. The Review Committee held six meetings during the fiscal year ended September 30, 2004. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the
Manager and the services provided to the Fund by the transfer agent and the
Manager.  The Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with Investment
Company Act and other applicable law.

      The members of the  Governance  Committee are Robert Malone  (Chairman),
William Armstrong,  Beverly Hamilton and F. William Marshall,  Jr. Each member of the  Committee is  independent,  meaning each person is not an  "interested person" as defined in the  Investment  Company Act. The  Governance  Committee
was  established  in  August  2004 and did not hold any  meetings  during  the
Fund's  fiscal year ended  September  30, 2004.  The  Governance  Committee is expected to consider general  governance  matters,  including a formal process for shareholders to send  communications  to the Board and the  qualifications of candidates for board  positions  including  consideration  of any candidate recommended by shareholders.

      The Governance  Committee has not yet adopted a charter, but anticipates that  it  will  do so by the end of this  calendar  year.  The  Committee  has temporarily  adopted the  process  previously  adopted by the Audit  Committee
regarding   shareholder   submission   of   nominees   for  board   positions.
Shareholders  may submit  names of  individuals,  accompanied  by complete and properly supported resumes,  for the Governance  Committee's  consideration by mailing such  information  to the Committee in care of the Fund. The Committee may  consider  such  persons  at such  time as it meets to  consider  possible nominees.  The Committee,  however,  reserves sole discretion to determine the candidates  for  trustees and  independent  trustees to recommend to the Board and/or  shareholders and may identify candidates other than those submitted by
Shareholders.  The  Committee  may,  but need not,  consider  the  advice  and recommendation  of the Manager and its affiliates in selecting  nominees.  The full Board elects new trustees  except for those  instances when a shareholder vote is required.

      Shareholders  who desire to  communicate  with the Board should  address correspondence  to the Board of Trustees  of  Oppenheimer  the Fund,  or to an
individual  Trustee c/o the  Secretary  of the Fund at 6803 South  Tucson Way,
Centennial,  CO 80112 and may submit their  correspondence  electronically  at
www.opppenheimerfunds.com   under   the   caption   "contact   us."   If  your
-------------------------
correspondence is intended for a particular Trustee,  please indicate the name of the  Trustee for whom it is  intended.  The sender  should  indicate in the address whether it is intended for the entire board, the Independent  Trustees as a  group,  or to an  individual  Trustee.  The  Governance  Committee  will consider if a different process should be recommended to the Board.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees are "Independent Trustees" under the Investment Company Act. Mr.
Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Fund and the other Board II Funds (defined below) for which he is a trustee or director.

      The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following
Oppenheimer funds (except for Ms. Hamilton and Mr. Malone, who are not
Trustees of Oppenheimer Senior Floating Rate Fund) (referred to as "Board II
Funds"):

                                           Oppenheimer   Principal   Protected

Oppenheimer Cash Reserves                  Trust III
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund

                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Capital Income Fund            Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund   Centennial America Fund, L. P.
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust

Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust
Oppenheimer Principal Protected Trust II

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is waived for that group because of the  economies of sales  efforts  realized by the Distributor.

      Messrs. Gillespie, Miao, Murphy, Petersen, Steinmetz, Vottiero, Wixted
and Zack, and Mses. Bloomberg and Ives who are officers of the Fund, respectively hold the same offices with one or more of the other Board II
Funds as with the Fund. As of October 29, 2004, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, each Independent Trustee
(and their immediate family members) do not own securities of either the
Manager or Distributor of the Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the
Manager or Distributor.

      The address of each Trustee in the chart below is 6803 South Tucson
Way, Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.          Chairman   of   the   following   private None       Over
Armstrong,          mortgage banking companies:  Cherry Creek            $100,000
Chairman of the     Mortgage     Company     (since    1991),
Board since 2003    Centennial  State Mortgage Company (since
and Trustee since   1994),   The  El  Paso  Mortgage  Company
1999                (since   1993),    Transland    Financial
Age: 67             Services,  Inc. (since 1997); Chairman of
                    the following  private  companies:  Great
                    Frontier  Insurance   (insurance  agency)
                    (since    1995),     Ambassador     Media
                    Corporation and Broadway  Ventures (since
                    1984);   a  director  of  the   following
                    public  companies:   Helmerich  &  Payne,
                    Inc.  (oil  and  gas  drilling/production
                    company)  (since 1992) and  UNUMProvident
                    (insurance  company)  (since  1991).  Mr.
                    Armstrong is also a  Director/Trustee  of
                    Campus   Crusade   for   Christ  and  the
                    Bradley  Foundation.  Formerly a director
                    of  the  following:   Storage  Technology
                    Corporation  (a  publicly-held   computer
                    equipment company)  (1991-February 2003),
                    and  International  Family  Entertainment
                    (television     channel)     (1992-1997),
                    Frontier Real Estate,  Inc.  (residential
                    real estate brokerage)  (1994-1999),  and
                    Frontier Title (title  insurance  agency)
                    (1995-June    1999);   a   U.S.   Senator
                    (January  1979-January 1991). Oversees 39
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Avis,     Formerly,  Director and President of A.G. None       Over
Trustee since 1995  Edwards  Capital,  Inc.  (General Partner            $100,000
Age: 73             of private equity funds) (until  February
                    2001);  Chairman,   President  and  Chief
                    Executive   Officer   of   A.G.   Edwards
                    Capital,  Inc.  (until March 2000);  Vice
                    Chairman  and  Director of A.G.  Edwards,
                    Inc. and Vice Chairman of A.G.  Edwards &
                    Sons,   Inc.   (its   brokerage   company
                    subsidiary) (until March 1999);  Chairman
                    of A.G.  Edwards Trust Company and A.G.E.
                    Asset  Management   (investment  advisor)
                    (until  March   1999);   and  a  Director
                    (until  March  2000)  of A.G.  Edwards  &
                    Sons  and  A.G.  Edwards  Trust  Company.
                    Oversees    39    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,    Formerly   Assistant   Secretary   and  a $10,001-$50Over
Trustee since 1998  director  (December  1991-April  1999) of            $100,000
Age: 68             Centennial Asset Management  Corporation;
                    President,   Treasurer   and  a  director
                    (June   1989-April  1999)  of  Centennial
                    Capital   Corporation;   Chief  Executive
                    Officer  and a  director  of  MultiSource
                    Services,  Inc. (March  1996-April 1999).
                    Until April 1999 Mr.  Bowen held  several
                    positions  in  subsidiary  or  affiliated
                    companies  of the  Manager.  Oversees  39
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L. Cameron,  A  member  of The  Life  Guard  of  Mount None       $50,001-$100,000
Trustee since 1999  Vernon,  George  Washington's home (since
Age: 66             June  2000).  Formerly  (March 2001 - May
                    2002)  Director of Genetic  ID, Inc.  and
                    its   subsidiaries   (a  privately   held
                    biotech   company);    a   partner   with
                    PricewaterhouseCoopers      LLP     (from
                    1974-1999)  (an   accounting   firm)  and
                    Chairman    (from    1994-1998),    Price
                    Waterhouse    LLP    Global    Investment
                    Management   Industry   Services   Group.
                    Oversees    39    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,      Director  (since  February 1998) of Rocky Over       Over
Trustee since 1995  Mountain      Elk      Foundation      (a $1000,00   $100,000
Age: 62             not-for-profit  foundation);  a  director
                    (since  1997) of  Putnam  Lovell  Finance
                    (finance  company);   a  director  (since
                    June   2002)   of    UNUMProvident    (an
                    insurance  company).  Formerly a director
                    (October   1999-October   2003)  of  P.R.
                    Pharmaceuticals    (a   privately    held
                    company);  Chairman and a director (until
                    October  1996)  and  President  and Chief
                    Executive  Officer  (until  October 1995)
                    of   the   Manager;    President,   Chief
                    Executive  Officer and a director  (until
                    October 1995) of Oppenheimer  Acquisition
                    Corp.,  Shareholders  Services  Inc.  and
                    Shareholder   Financial  Services,   Inc.
                    Oversees    39    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,       Director    of    Colorado    Uplift   (a $50,001-$10Over0
Trustee since 1996  non-profit   charity)  (since   September            $100,000
Age: 63             1984).  Formerly (until October 1994) Mr.

                    Freedman   held   several   positions  in
                    subsidiary  or  affiliated  companies  of
                    the Manager.  Oversees 38  portfolios  in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly L.          Trustee of Monterey International         None       $10,001-$50,000
Hamilton,           Studies (an educational organization)
Trustee since 2002  (since February 2000); a director of The
Age: 58             California Endowment (a philanthropic
                    organization) (since April 2002) and of
                    Community Hospital of Monterey Peninsula
                    (educational organization) (since
                    February 2002); a director of America
                    Funds Emerging Markets Growth Fund
                    (since October 1991) (an investment
                    company); an advisor to Credit Suisse
                    First Boston's Sprout venture capital
                    unit. Mrs. Hamilton also is a member of
                    the investment committees of the
                    Rockefeller Foundation and of the
                    University of Michigan. Formerly,
                    Trustee of MassMutual Institutional
                    Funds (open-end investment company)
                    (1996-May 2004); a director of MML
                    Series Investment Fund (April 1989-May
                    2004) and MML Services (April 1987-May
                    2004) (investment companies); member of
                    the investment committee (2000-2003) of
                    Hartford Hospital; an advisor
                    (2000-2003) to Unilever (Holland)'s
                    pension fund; and President (February
                    1991-April 2000) of ARCO Investment
                    Management Company. Oversees 38
                    portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,   Chairman, Chief Executive Officer and     $50,000-$10Over0
Trustee since 2002  Director of Steele Street State Bank (a              $100,000
Age: 60             commercial banking entity) (since August
                    2003); director of Colorado UpLIFT (a
                    non-profit organization) (since 1986);
                    trustee (since 2000) of the Gallagher
                    Family Foundation (non-profit
                    organization). Formerly, Chairman of
                    U.S. Bank-Colorado (a subsidiary of U.S.
                    Bancorp and formerly Colorado National
                    Bank,) (July 1996-April 1, 1999), a
                    director of: Commercial Assets, Inc. (a
                    REIT) (1993-2000), Jones Knowledge, Inc.
                    (a privately held company) (2001-July
                    2004) and U.S. Exploration, Inc. (oil
                    and gas exploration) (1997-February
                    2004). Oversees 38 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William          Trustee   of   MassMutual   Institutional $50,001-$10Over0
Marshall, Jr.,      Funds   (since   1996)  and  MML   Series            $100,000
Trustee since 2000  Investment   Fund   (since   1987)  (both
Age: 62             open-end  investment  companies)  and the
                    Springfield     Library     and    Museum
                    Association  (since 1995)  (museums)  and
                    the    Community    Music    School    of
                    Springfield  (music school) (since 1996);
                    Trustee  (since  1987),  Chairman  of the
                    Board  (since  2003) and  Chairman of the
                    investment  committee  (since  1994)  for
                    the    Worcester    Polytech    Institute
                    (private  university);  and President and
                    Treasurer  (since  January  1999)  of the
                    SIS  Fund  (a  private   not  for  profit
                    charitable  fund).  Formerly,  member  of
                    the    investment    committee   of   the
                    Community     Foundation    of    Western
                    Massachusetts  (1998  -  2003);  Chairman
                    (January  1999-July 1999) of SIS & Family
                    Bank,   F.S.B.    (formerly   SIS   Bank)
                    (commercial  bank);  and  Executive  Vice
                    President  (January  1999-July  1999)  of
                    Peoples Heritage  Financial  Group,  Inc.
                    (commercial     bank).     Oversees    39
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr.
Murphy serves for an indefinite term, until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and      $10,001-$50Over
President and      director (since June 2001) and President              $100,000
Trustee since 2001 (since September 2000) of the Manager;
Age: 55            President and a director or trustee of
                   other Oppenheimer funds; President and a
                   director (since July 2001) of Oppenheimer
                   Acquisition Corp. (the Manager's parent
                   holding company) and of Oppenheimer
                   Partnership Holdings, Inc. (a holding
                   company subsidiary of the Manager); a
                   director (since November 2001) of
                   OppenheimerFunds Distributor, Inc. (a
                   subsidiary of the Manager); Chairman and
                   a director (since July 2001) of
                   Shareholder Services, Inc. and of
                   Shareholder Financial Services, Inc.
                   (transfer agent subsidiaries of the
                   Manager); President and a director (since
                   July 2001) of OppenheimerFunds Legacy
                   Program (a charitable trust program
                   established by the Manager); a director
                   of the following investment advisory
                   subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc.
                   (since November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and a
                   director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive
                   Vice President (since February 1997) of
                   Massachusetts Mutual Life Insurance
                   Company (the Manager's parent company); a
                   director (since June 1995) of DLB
                   Acquisition Corporation (a holding
                   company that owns the shares of Babson
                   Capital Management LLC); a member of the
                   Investment Company Institute's Board of
                   Governors (elected to serve from October
                   3, 2003 through September 30, 2006).
                   Formerly, Chief Operating Officer
                   (September 2000-June 2001) of the
                   Manager; President and trustee (November
                   1999-November 2001) of MML Series
                   Investment Fund and MassMutual
                   Institutional Funds (open-end investment
                   companies); a director (September
                   1999-August 2000) of C.M. Life Insurance
                   Company; President, Chief Executive
                   Officer and director (September
                   1999-August 2000) of MML Bay State Life
                   Insurance Company; a director (June
                   1989-June 1998) of Emerald Isle Bancorp
                   and Hibernia Savings Bank (a wholly-owned
                   subsidiary of Emerald Isle Bancorp).
                   Oversees 63 portfolios as
                   Trustee/Director and 21 portfolios as
                   Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: Messrs.
Gillespie, Miao, Steinmetz and Zack, and Ms. Bloomberg, Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, for
Messrs. Petersen, Vandehey, Vottiero and Wixted and Ms. Ives, 6803 South
Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an indefinite term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name;                  Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund;
Length of Service;
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Arthur P. Steinmetz,   Senior Vice President of the Manager (since March 1993 and
Vice President and     of HarbourView Asset Management Corporation (since March
Portfolio Manager      2000); an officer of 4 portfolios in the OppenheimerFunds
since 2004             complex.

Age: 46

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,       Senior Vice President and Treasurer (since March 1999) of
Treasurer since 1999   the Manager; Treasurer of HarbourView Asset Management
Age: 45                Corporation, Shareholder Financial Services, Inc.,
                       Shareholder Services, Inc., Oppenheimer Real Asset
                       Management Corporation, and Oppenheimer Partnership
                       Holdings, Inc. (since March 1999), of OFI Private
                       Investments, Inc. (since March 2000), of OppenheimerFunds
                       International Ltd. and OppenheimerFunds plc (since May
                       2000), of OFI Institutional Asset Management, Inc. (since
                       November 2000), and of OppenheimerFunds Legacy Program (a
                       Colorado non-profit corporation) (since June 2003);
                       Treasurer and Chief Financial Officer (since May 2000) of
                       OFI Trust Company (a trust company subsidiary of the
                       Manager); Assistant Treasurer (since March 1999) of
                       Oppenheimer Acquisition Corp. Formerly Assistant Treasurer
                       of Centennial Asset Management Corporation (March
                       1999-October 2003) and OppenheimerFunds Legacy Program
                       (April 2000-June 2003); Principal and Chief Operating
                       Officer (March 1995-March 1999) at Bankers Trust
                       Company-Mutual Fund Services Division. An officer of 84
                       portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,      Senior Vice President and Chief Compliance Officer (since
Vice President and     March 2004) of the Manager; Vice President (since June 1983)
Chief Compliance       of OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2004     Management Corporation and Shareholder Services, Inc.
Age:  54               Formerly (until February 2004) Vice President and Director of Internal Audit of OppenheimerFunds, Inc. An officer of 84 portfolios in the Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,       Vice President/Fund Accounting of the Manager since March
Assistant Treasurer    2002. Formerly Vice President/Corporate Accounting of the
since 2002             Manager (July 1999-March 2002) prior to which he was Chief
Age: 41                Financial Officer at Sovlink Corporation (April 1996-June
                       1999). An officer of 84 portfolios in the OppenheimerFunds complex. and a director (since November 2000)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,        Executive Vice President (since January 2004) and General
Vice President &       Counsel (since February 2002) of the Manager; General
Secretary since 2001   Counsel and a director (since November 2001) of the
Age: 56                Distributor; General Counsel (since November 2001) of
                       Centennial Asset Management Corporation; Senior Vice
                       President and General Counsel (since November 2001) of
                       HarbourView Asset Management Corporation; Secretary and
                       General Counsel (since November 2001) of Oppenheimer
                       Acquisition Corp.; Assistant Secretary and a director (since
                       October 1997) of OppenheimerFunds International Ltd. and
                       OppenheimerFunds plc; Vice President and a director (since
                       November 2001) of Oppenheimer Partnership Holdings, Inc.; a
                       director (since November 2001) of Oppenheimer Real Asset
                       Management, Inc.; Senior Vice President, General Counsel and
                       a director (since November 2001) of Shareholder Financial
                       Services, Inc., Shareholder Services, Inc., OFI Private
                       Investments, Inc. and OFI Trust Company; Vice President
                       (since November 2001) of OppenheimerFunds Legacy Program;
                       Senior Vice President and General Counsel (since November
                       2001) of OFI Institutional Asset Management, Inc.; a
                       director (since June 2003) of OppenheimerFunds (Asia)
                       Limited. Formerly Senior Vice President (May 1985-December
                       2003), Acting General Counsel (November 2001-February 2002)
                       and Associate General Counsel (May 1981-October 2001) of the
                       Manager; Assistant Secretary of Shareholder Services, Inc.
                       (May 1985-November 2001), Shareholder Financial Services,
                       Inc. (November 1989-November 2001); and OppenheimerFunds
                       International Ltd. (October 1997-November 2001). An officer of 84 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,      Vice President (since June 1998) and Senior Counsel and
Assistant Secretary    Assistant Secretary (since October 2003) of the Manager;
since 2001             Vice President (since 1999) and Assistant Secretary (since
Age: 39                October 2003) of the Distributor; Assistant Secretary (since
                       October 2003) of Centennial Asset Management Corporation;
                       Vice President and Assistant Secretary (since 1999) of
                       Shareholder Services, Inc.; Assistant Secretary (since
                       December 2001) of OppenheimerFunds Legacy Program and of
                       Shareholder Financial Services, Inc.. Formerly an Assistant
                       Counsel (August 1994-October 2003) and Assistant Vice
                       President of the Manager (August 1997-June 1998). An officer of 84 portfolios in the OppenheimerFunds complex.Vice
                       President (since June 1998) and Senior Counsel (since
                       October 2003) of the Manager; Vice President (since 1999) of
                       OppenheimerFunds Distributor, Inc.; Vice President and
                       Assistant Secretary (since 1999) of Shareholder Services,
                       Inc.; Assistant Secretary (since December 2001) of
                       OppenheimerFunds Legacy Program and Shareholder Financial
                       Services, Inc.; formerly an Assistant Counsel (August
                       1994-October 2003) and Assistant Vice President of the
                       Manager (August 1997-June 1998). An officer of 82 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,     Vice President and Associate Counsel of the Manager since
Assistant Secretary    May 2004; formerly First Vice President and Associate
since 2004             General Counsel of UBS Financial Services Inc. (formerly,
Age:  36               PaineWebber Incorporated) (May 1999 - April 2004) prior to which she was an Associate at Skaden, Arps, Slate, Meagher &
                       Flom, LLP (September 1996 - April 1999). An officer of 84
                       portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip S. Gillespie,
Assistant Secretary    Senior Vice President and Deputy General Counsel of the
since 2004             Manager since September 2004. Formerly Mr. Gillespie held
Age: 40                the following positions at Merrill Lynch Investment
                       Management: First Vice President (2001-September 2004);
                       Director (from 2000) and Vice President (1998-2000). An
                       officer of 74 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Wayne Miao,            Assistant Vice President and Assistant Counsel of the
Assistant Secretary    Manager since June 2004. Formerly an Associate with Sidley
since 2004             Austin Brown & Wood LLP (September 1999 - May 2004). An
Age:  31               officer of 74 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      Remuneration of Trustees. The officers of the Fund and Mr. Murphy (who is an officer and Trustee of the Fund) are affiliated with the Manager and receive no salary or fee from the Fund.  The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the
Fund's fiscal year ended September 30, 2004. The compensation from all 38 of the Board II Funds (including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year ended December 31, 2003.

-------------------------------------------------------------------------------
Trustee Name and Other Fund             Aggregate         Total Compensation
                                                          From Fund and Fund
                                    Compensation from       Complex Paid to
Position(s) (as applicable)               Fund1                Trustees*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

William L. Armstrong                      $4,020                $118,649
Chairman of the Board and
Governance Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert G. Avis                            $2,651                $101,499

Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

George C. Bowen                           $2,651                $101,499

Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Edward L. Cameron                         $3,047                $115,503

Audit Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Jon S. Fossel                             $3,047                $115,503

Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Sam Freedman                              $2,651                $101,499

Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Beverly Hamilton

Governance Committee Member and           $2,6512             $150,542 3,4
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert J. Malone

Governance Committee Chairman and         $2,6515              $100,1793
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
F. William Marshall, Jr.

Audit Committee Member and                $2,651               $149,4996
Governance Committee Member

-------------------------------------------------------------------------------

Effective  December 15, 2003, James C. Swain,  retired as Trustee from the Board
II Funds.  For the fiscal year ended September 30, 2004, Mr. Swain received $714 aggregate  compensation  from the Fund. For the calendar year ended December 31,
2003,  Mr.  Swain  received  $178,000,  in  total  compensation  from all of the
Oppenheimer funds for which he served as Trustee or Director.

1. Aggregate Compensation from Fund includes fees and deferred compensation,  if any, for a Trustee.

2. Includes $2,651 deferred under Deferred Compensation Plan described below.

3. Total compensation for Mrs. Hamilton and Mr. Malone was paid by all the Board
II Funds, with the exception of Oppenheimer  Senior Floating Rate Fund for which they  currently  do not  serve as  Trustees  (total of 37  Oppenheimer  funds at
December 31, 2003).

4. Includes  $50,363  compensation  (of which 100% was deferred under a deferred compensation  plan)  paid to Mrs.  Hamilton  for  serving  as a  trustee  by two open-end  investment  companies  (MassMutual  Institutional Funds and MML Series
Investment Fund) the investment adviser for which is the indirect parent company of the  Fund's  Manager.  The  Manager  also  serves as the  Sub-Advisor  to the
MassMutual  International  Equity  Fund,  a series of  MassMutual  Institutional
Funds.

5. Includes $2,651 deferred under Deferred Compensation Plan described below.

6. Includes $48,000  compensation  paid to Mr. Marshall for serving as a trustee by two open-end  investment  companies  (MassMutual  Institutional Funds and MML
Series Investment Fund) the investment  adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the
MassMutual  International  Equity  Fund,  a series of  MassMutual  Institutional
Funds.

* For purposes of this section only,  "Fund  Complex"  includes the  Oppenheimer funds,  MassMutual  Institutional  Funds  and  MML  Series  Investment  Fund  in
accordance  with the  instructions  for Form N-1A. The Manager does not consider
MassMutual  Institutional Funds and MML Series Investment Fund to be part of the
OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

|X| Deferred Compensation Plan For Trustees. The Board of Trustees has adopted a
Deferred  Compensation Plan for Independent  Trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are  entitled  to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the
Trustee  under the plan will be  determined  based upon the  performance  of the selected funds.

     Deferral of Trustee's  fees under the plan will not  materially  affect the
Fund's assets,  liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC the Fund may invest in the funds  selected by the Trustee under the plan without  shareholder approval  for the  limited  purpose of  determining  the value of the  Trustee's deferred fee account.

|X| Major  Shareholders.  As of October 29, 2004,  the only persons who owned of record or were  known by the Fund to own  beneficially  5% or more of the Fund's outstanding securities of any class were the following:

     Charles  Schwab &  Co.  Inc.,  Special  Custody Acct for the  Exclusive
     Benefit of Customers, 101 Montgomery Street, San Francisco, CA 94104, which owned  48,459,738.155,  Class A shares  (21.97% of the Class A shares  then outstanding).

     Merrill Lynch,  Pierce,  Fenner &  Smith,  Attn #97G33,  4800 Deer Lake
     Drive,  E., Floor 3,  Jacksonville,  FL 32246,  which owned  22,930,303.872
     Class A shares (10.39% of the Class A shares then outstanding).

     Citigroup Global Markets,  Inc., 333 West 34th Street, 7th Floor, New York,
     NY  10001-2483,  which owned  6,664,052.799  Class C shares  (15.20% of the
     Class C shares then outstanding).

     Merrill Lynch,  Pierce,  Fenner &  Smith,  Attn #97G35,  4800 Deer Lake
     Drive, E., Floor 3, Jacksonville, FL 32246, which owned 5,256,101.659 Class
     C shares (11.99% of the Class C shares then outstanding).

     Wells  Fargo  Bank NA,  FBO WF  Wealthbuilder  Growth  Balanced  Portfolio;
     13357300,   PO  Box  1533,   Minneapolis,   MN   55480-1533,   which  owned
     2,532,501.691   Class  Y  shares   (83.71%  of  the  Class  Y  shares  then
     outstanding).

     IBT & CO Cust  OppenheimerFunds  Cap Accumu Plan, 200 Clarendon Street,
     FL 16, Boston MA 02116-5048, which owned 481,702.089 Class Y shares (15.92%
     of the Class Y shares then outstanding).

     UMB Bank NA, Cust, AMFO & Co, FBO 320 Pooled,  1010 Grand Blvd,  Kansas
     City, MO  64106-2202,  which owned  884,861.966  Class N Shares  (25.76% of shares then outstanding).

The Manager.  The Manager is  wholly-owned by Oppenheimer  Acquisition  Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance  Company,  a
global, diversified insurance and financial services organization.

|X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a Code of
Ethics.  It is  designed  to detect and  prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed  and copied at the SEC's  Public  Reference  Room in
Washington,  D.C. You can obtain information about the hours of operation of the
Public Reference Room by calling the SEC at  1.202.942.8090.  The Code of Ethics can also be viewed as part of the  Fund's  registration  statement  on the SEC's
EDGAR  database  at the SEC's  Internet  website at  www.sec.gov.  Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

|X| Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and  Procedures  under  which the Fund  votes  proxies  relating  to  securities
("portfolio  proxies")  held by the Fund. The Fund's  primary  consideration  in voting  portfolio  proxies  is the  financial  interests  of the  Fund  and  its shareholders.  The Fund has retained an unaffiliated third-party as its agent to vote  portfolio  proxies in accordance  with the Fund's  Portfolio  Proxy Voting
Guidelines  and to maintain  records of such portfolio  proxy voting.  The Proxy
Voting Guidelines  include  provisions to address conflicts of interest that may arise  between  the Fund  and OFI  where  an OFI  directly-controlled  affiliate manages or administers the assets of a pension plan of a company  soliciting the proxy. The Fund's  Portfolio Proxy Voting  Guidelines on routine and non-routine proxy proposals are summarized below.

o    The Fund  votes  with the  recommendation  of the  issuer's  management  on routine matters,  including  election of directors  nominated by management and ratification of auditors, unless circumstances indicate otherwise.

o    In  general,  the  Fund  opposes   anti-takeover   proposals  and  supports
     elimination of anti-takeover proposals, absent unusual circumstances.

o    The Fund supports  shareholder  proposals to reduce a  super-majority  vote requirement,  and opposes management proposals to add a super-majority vote requirement.

o    The Fund opposes proposals to classify the board of directors.

o    The Fund supports proposals to eliminate cumulative voting.

o    The Fund opposes re-pricing of stock options.

o    The Fund generally considers executive compensation questions such as stock option  plans and bonus plans to be ordinary  business  activity.  The Fund analyzes stock option plans, paying particular  attention to their dilutive effect.  While the Fund generally supports management  proposals,  the Fund opposes plans it considers to be excessive.

     The Fund is required to file new Form N-PX,  with its complete proxy voting record  for the 12 months  ended June 30th,  no later than  August  31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525-7048 and (ii) on the SEC's website at
www.sec.gov.
-----------

|X| The Investment Advisory Agreement.  The Manager provides investment advisory and  management  services  to the Fund under an  investment  advisory  agreement between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally  responsible for the  day-to-day  management  of  the  Fund's  portfolio.  Other  members  of the
Manager's Fixed Income Portfolio Team provide the portfolio manager with counsel and support in managing the Fund's portfolio.

     The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical  personnel  required to provide effective  administration for the Fund.
Those  responsibilities  include the compilation and maintenance of records with respect to its operations,  the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses,  share issuance costs,  certain  printing and  registration  costs and non-recurring expenses,  including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares  based upon the  relative  proportion  of the Fund's net assets  represented by that class.  The management  fees paid by the Fund to the
Manager during its last three fiscal years were:

Fiscal Year ended 9/30:       Management Fees Paid to OppenheimerFunds,Inc.

-------------------------------------------------------------------------------
      -------------------------------------------------------------------

               2002                           $1,851,525

      -------------------------------------------------------------------
      -------------------------------------------------------------------

               2003                           $3,415,246

      -------------------------------------------------------------------
      -------------------------------------------------------------------

               2004                           $7,484,558

      -------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any good faith errors or omissions in connection with investment, adoption of any investment policy, or the purchase, sale or retention of any security.

     The  agreement  permits  the Manager to act as  investment  advisor for any other  person,  firm  or  corporation  and  to use  the  name  "Oppenheimer"  in connection  with other  investment  companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund,  the Manager may  withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

|X| Annual Approval of Investment  Advisory  Agreement.  Each year, the Board of
Trustees,  including  a majority  of the  Independent  Trustees,  is required to approve the renewal of the investment advisory agreement. The Investment Company
Act requires  that the Board  request and evaluate and the Manager  provide such information  as may  be  reasonably  necessary  to  evaluate  the  terms  of the investment  advisory agreement.  The Board employs an independent  consultant to prepare a report that provides such  information  as the Board requests for this purpose.

     The Board also receives  information about the 12b-1  distribution fees the
Fund pays. These distribution fees are reviewed and approved at a different time of the year.

     The Board reviewed the foregoing information in arriving at its decision to renew  the  investment  advisory  agreement.  Among  other  factors,  the  Board considered:

o    The nature,  cost, and quality of the services provided to the Fund and its shareholders;

o    The profitability of the Fund to the Manager;

o    The  investment  performance  of the Fund in comparison  to regular  market indices;

o    Economies of scale that may be available to the Fund from the Manager;

o    Fees paid by other mutual funds for similar services;

o    The value and quality of any other  benefits  or  services  received by the
     Fund from its relationship with the Manager, and

o    The direct and indirect benefits the Manager received from its relationship with the Fund. These included  services provided by the Distributor and the
     Transfer  Agent,  and  brokerage and soft dollar  arrangements  permissible under Section 28(e) of the Securities Exchange Act.

     The Board  considered  that the Manager must be able to pay and retain high quality  personnel at  competitive  rates to provide  services to the Fund.  The
Board also considered that maintaining the financial viability of the Manager is important  so that the  Manager  will be able to  continue  to  provide  quality services  to the Fund and its  shareholders  in  adverse  times.  The Board also considered  the  investment  performance  of other mutual  funds  advised by the
Manager.  The  Board is aware  that  there  are  alternatives  to the use of the
Manager.

     These matters were also  considered by the  Independent  Trustees,  meeting separately from the full Board with experienced  Counsel to the Fund and as well
as  Counsel  to  the  Independent   Trustees  who  assisted  the  Board  in  its
deliberations.  The Fund's  Counsel is  independent  of the  Manager  within the meaning and intent of the SEC Rules regarding the independence of counsel.

     After careful deliberation,  the Board, including the Independent Trustees, concluded  that it was in the best  interest of  shareholders  to  continue  the investment  advisory agreement for another year. In arriving at a decision,  the
Board did not  single  out any one  factor  or group of  factors  as being  more important than other factors,  but  considered all factors  together.  The Board judged the terms and conditions of the investment advisory agreement,  including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.  One of the duties of the Manager under the investment  advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains  provisions  relating to the employment of broker-dealers to effect the Fund's portfolio transactions.
The Manager is  authorized by the advisory  agreement to employ  broker-dealers, including  "affiliated"  brokers,  as that  term is  defined  in the  Investment
Company Act. The Manager may employ  broker-dealers  that the Manager thinks, in its best judgment  based on all relevant  factors,  will implement the policy of the Fund to obtain,  at reasonable  expense,  the "best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable execution at the most  favorable  price  obtainable.  The Manager  need not seek  competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies  of the Fund as  established  by its Board of
Trustees.

     Under the investment  advisory  agreement,  in choosing  brokers to execute portfolio  transactions for the Fund, the Manager may select brokers (other than affiliates) that provide  brokerage and/or research  services to the Fund and/or the other  accounts  over which the Manager or its  affiliates  have  investment discretion.  The  commission  paid to those  brokers may be higher than  another qualified broker would charge,  if the Manager makes a good faith  determination that the commission is fair and reasonable in relation to the services provided.

     Subject to those  considerations,  as a factor in selecting brokers for the
Fund's portfolio  transactions,  the investment  advisory agreement also permits the  Manager  to  consider  sales of  shares  of the Fund and  other  investment companies for which the Manager or an affiliate  serves as  investment  adviser.
Notwithstanding  that  authority,  and with the concurrence of the Fund's Board, the Manager has determined not to consider sales of shares of the Fund and other investment  companies for which the Manager or an affiliate serves as investment adviser as a factor in selecting brokers for the Fund's portfolio  transactions.
However,  the Manager  may  continue to effect  portfolio  transactions  through brokers who sell shares of the Fund, subject to SEC rules.

|X|  Brokerage  Practices  Followed  by the  Manager.  Most  purchases  of  debt obligations  made by the  Fund  are in  principal  transactions  at net  prices.
Instead  of using a broker  for  those  transactions,  the Fund  normally  deals directly  with the selling or  purchasing  principal  or market maker unless the
Manager determines that a better price or execution can be obtained by using the services of a broker.  Therefore,  the Fund does not incur substantial brokerage costs.  Portfolio securities purchased from underwriters include a commission or concession  paid by the issuer to the  underwriter in the price of the security.
Portfolio securities purchased from dealers include a spread between the bid and asked prices.  The Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

The Manager  allocates  brokerage for the Fund subject to the  provisions of the investment  advisory  agreement and the  procedures and rules  described  above.
Generally,  the  Manager's  portfolio  traders  allocate  brokerage  based  upon recommendations  from the Manager's  portfolio  managers.  In certain instances, portfolio managers may directly place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

     Transactions  in  securities  other than those for which an exchange is the primary  market  are  generally  done  with  principals  or  market  makers.  In transactions  on  foreign  exchanges,  the Fund  may be  required  to pay  fixed brokerage  commissions  and  therefore  would not have the benefit of negotiated commissions available in U.S. markets.  Brokerage commissions are paid primarily for  transactions  in  listed  securities  or for  certain  fixed-income  agency transactions in the secondary market. Otherwise,  brokerage commissions are paid only if it appears  likely that a better price or  execution  can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the  purchase or sale of the option and any  transaction  in the  securities  to which the option relates.

     Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which could  affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security  on the same day from the same  dealer,  the  transactions  under those combined  orders are averaged as to price and allocated in  accordance  with the purchase or sale orders actually placed for each account.

     In an option transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction  in the  securities to which the option  relates.  When  possible,  the Manager  tries to combine  concurrent orders to  purchase or sell the same  security by more than one of the  accounts managed by the Manager or its affiliates.  The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful  only to one or more of the  advisory  accounts of the Manager and its affiliates.  The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the  Manager's  other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

     Investment research services include information and analysis on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market  quotations for portfolio  evaluations,  information  systems, computer hardware and similar products and services.  If a research service also assists the Manager in a  non-research  capacity  (such as  bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment  decision-making process may be paid in commission dollars.

     The Board of  Trustees  permits the  Manager to use stated  commissions  on secondary fixed-income agency trades to obtain research if the broker represents to the  Manager  that:  (i)  the  trade  is not  from or for  the  broker's  own inventory,  (ii) the trade was  executed by the broker on an agency basis at the stated commission,  and (iii) the trade is not a riskless principal transaction.
The Board of  Trustees  permits the Manager to use  commissions  on  fixed-price offerings  to obtain  research,  in the same manner as is  permitted  for agency transactions.

     The  research   services   provided  by  brokers  broadens  the  scope  and
supplements  the research  activities  of the Manager.  That  research  provides additional  views and  comparisons for  consideration,  and helps the Manager to obtain market  information  for the valuation of securities that are either held in the Fund's  portfolio  or are being  considered  for  purchase.  The  Manager provides  information  to the  Board  about  the  commissions  paid  to  brokers furnishing such services,  together with the Manager's  representation  that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

      Fiscal Year Ended 9/30:      Total Brokerage Commissions Paid by the Fund1
      -------------------------------------------------------------------
      ---------------------------------------------------------------
              2002                          $34,536
      ---------------------------------------------------------------
      ---------------------------------------------------------------
              2003                          $81,962
      ---------------------------------------------------------------
      ---------------------------------------------------------------

              2004                          $250,091

      ---------------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal  transactions on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

    The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------
Fiscal    Aggregate        Class A
                           Front-End
Year      Front-End Sales  Sales Charges
Ended     Charges on       Retained by
9/30:     Class A Shares   Distributor
-------------------------------------------
-------------------------------------------
  2002        $452,569        $98,2601
-------------------------------------------
-------------------------------------------
  2003       $1,607,039       $328,2231
-------------------------------------------
-------------------------------------------

  2004       $3,965,257       $822,2751

-------------------------------------------
1.  Includes  amounts  retained by a  broker-dealer  that is an affiliate or a parent of the Distributor.

-----------------------------------------------------------------------------
Fiscal    Concessions on   Concessions on   Concessions on  Concessions on
Year      Class A Shares   Class B Shares   Class C Shares  Class N Shares
Ended     Advanced by      Advanced by      Advanced by     Advanced by
9/30:     Distributor1     Distributor1     Distributor1    Distributor1
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2002        $115,077         $549,159        $128,269          $6,626
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2003        $366,872        $1,414,536       $474,412         $21,566
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2004        $778,522        $1,640,329      $1,505,179        $62,270

-----------------------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to dealers for certain sales of Class A shares  and for  sales of Class B,  Class C and Class N shares from its own resources at the time of sale.

-----------------------------------------------------------------------------
Fiscal    Class A          Class B          Class C          Class N
          Contingent       Contingent       Contingent       Contingent
Year      Deferred Sales   Deferred Sales   Deferred Sales   Deferred Sales
Ended     Charges          Charges          Charges          Charges
9/30      Retained by      Retained by      Retained by      Retained by
          Distributor      Distributor      Distributor      Distributor
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2002        $11,854          $276,434          $7,123          $1,255

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2003        $10,937          $475,852         $57,864          $6,737
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2004        $27,674          $353,364         $116,729         $1,248

-----------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings.  The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the Fund is discussed.  In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.
You should ask your dealer or financial intermediary for more details about such payments it receives.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A Shares on accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the Distributor makes service fee payments to recipients quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

For the fiscal year ended September 30, 2004, payments under the Class A plan totaled $1,987,821, of which $8,959 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $32,472 paid to an affiliate of the Distributor's parent company.
Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The
Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide for the Service Fee are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares.  The Distributor does not receive or retain the service fee on Class B, Class C or Class N shares in accounts for which it is listed as the broker-dealer of record.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
         N shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
      may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

 -------------------------------------------------------------------------------

   Distribution Fees Paid to the Distributor in the Fiscal Year Ended 9/30/04

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class:       Total          Amount Retained  Distributor's    Distributor's
                                              Aggregate        Unreimbursed
                                              Unreimbursed     Expenses as a %

              Payments                        Expenses Under   of Net Assets
              Under Plan     by Distributor   Plan             of Class
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class B Plan  $1,529,1961      $1,222,743       $6,272,974         3.74%

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class C Plan  $1,703,454 2      $995,475        $3,468,952         1.49%

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class N Plan   $53,586 3        $35,718          $130,925          0.70%

 -------------------------------------------------------------------------------

1.    Includes  $10,732  paid  to an  affiliate  of the  Distributor's  parent company.
2.    Includes  $12,956  paid  to an  affiliate  of the  Distributor's  parent company.
3.    Includes  $1,190  paid  to an  affiliate  of  the  Distributor's  parent company.

All  payments  under the Class B, Class C and Class N plans are subject to the limitations  imposed  by the  Conduct  Rules of the  National  Association  of
Securities Dealers,  Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "standardized yield," "dividend yield," "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the
Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.

o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

o     Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.
It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

  Standardized Yield-1 ]      a - b    +1)6
                        2[(

                          ------

                           cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the  average  daily  number  of shares  of that  class  outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum  offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B, Class C and Class N shares is the net asset value per share, without considering the effect of contingent deferred sales charges. There is no sales charge on
Class Y shares.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

  -----------------------------------------------------------------------

          The Fund's Yields for the 30-Day Periods Ended 9/30/04

  -----------------------------------------------------------------------
  -----------------------------------------------------------------------
  Class of        Standardized Yield              Dividend Yield
  Shares
  -----------------------------------------------------------------------
  -----------------------------------------------------------------------
                Without         After         Without         After
                 Sales          Sales          Sales          Sales
                 Charge         Charge         Charge         Charge
  -----------------------------------------------------------------------
  -----------------------------------------------------------------------

  Class A        2.65%          2.52%          2.67%          2.55%

  -----------------------------------------------------------------------
  -----------------------------------------------------------------------

  Class B        1.74%           N/A           1.86%           N/A

  -----------------------------------------------------------------------
  -----------------------------------------------------------------------

  Class C        1.87%           N/A           1.92%           N/A

  -----------------------------------------------------------------------
  -----------------------------------------------------------------------

  Class N        2.21%           N/A           2.27%           N/A

  -----------------------------------------------------------------------
  -----------------------------------------------------------------------
  Class Y         N/A            N/A            N/A            N/A
  -----------------------------------------------------------------------

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees. [There is no sales charge on Class Y shares.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n - 1  Average Annual Total
               Return
  P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on
Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)

  P

o Cumulative Total Return.  The "cumulative total return"  calculation  measures the change in value of a hypothetica  investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return,  but it does not  average  the rate of  return  on an  annual  basis.  l
Cumulative total return is determined as follows:

  ERV - P
------------  = Total Return
    P

Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares.
There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------

       The Fund's Total Returns for the Periods Ended September 30, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class    Cumulative Total              Average Annual Total Returns
of       Returns (Life of
Shares   Class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 1-Year            5-Year       Life of Class
                                                (or life of
                                                   Class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         After    Without   After    Without  After   Without  After    Without
         Sales    Sales     Sales    Sales    Sales   Sales    Sales    Sales
         Charge   Charge    Charge   Charge   Charge  Charge   Charge   Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A1 133.62%   145.28%   6.26%    11.56%  11.66%   12.76%   9.56%   10.14%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B2 134.40%   134.40%   5.66%    10.66%  11.61%   11.87%   9.60%    9.60%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C3 128.21%   128.21%   9.75%    10.75%  11.89%   11.89%   9.29%    9.29%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N4  58.24%   58.24%    10.00%   11.00%  13.68%   13.68%    N/A      N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y5  0.92%     0.92%     N/A      N/A      N/A     N/A      N/A      N/A

--------------------------------------------------------------------------------

1.    Inception of Class A:   6/15/95
2.    Inception of Class B:   6/15/95
3.    Inception of Class C:   6/15/95
4.     Inception of Class N:  3/01/01
5.    Inception of Class Y:   9/27/04

--------------------------------------------------------------------------

  Average Annual Total Returns for Class A Shares (After Sales Charge)
                For the Periods Ended September 30, 2004

--------------------------------------------------------------------------
--------------------------------------------------------------------------
                                 1-Year         5-Year     Life of Class
--------------------------------------------------------------------------
--------------------------------------------------------------------------

After Taxes on Distributions     4.27%          9.98%          6.55%1

--------------------------------------------------------------------------
--------------------------------------------------------------------------

After Taxes on                   4.00%          9.03%          6.24%1

Distributions and
Redemption of Fund Shares
--------------------------------------------------------------------------
   1. Inception date of Class A: 6/15/95

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. [The Fund is ranked among international bond funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
                     ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange (the "Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Pennsylvania Municipal Fund

                                          Oppenheimer   Principal  Protected  Main

Oppenheimer Capital Income Fund           Street Fund

                                          Oppenheimer   Principal  Protected  Main

Oppenheimer Champion Income Fund          Street Fund II
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund III
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Fund

                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Disciplined Allocation Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National

Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Value Fund
Oppenheimer International Value Fund      Limited-Term New York Municipal Fund
Oppenheimer   Limited   Term   California
Municipal Fund                            Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), if you purchase Class
A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the
Letter. Letters do not consider Class C or Class N shares you purchase or may have purchased.

      A Letter is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the
Fund (and other Oppenheimer funds) during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the
Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of
Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information.  Certain special sales charge arrangements described in Appendix C apply to retirement plans whose records are maintained on a daily valuation basis by Merrill
Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds.
If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only
Class N shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept purchase order of $100,000 or more for
Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
         purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
         purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
         on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are  not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
            Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
            Custom Plus, Recordkeeper Pro and Pension Alliance Retirement
            Plan programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call
                                           ------------------------
1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this
Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and
Asian stock exchanges and over-the-counter markets normally is completed before the close of the Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange or on Nasdaq(R)
are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     As explained in the Prospectus, if the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker
(which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities. Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.

      The closing prices at the close of the Exchange on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq(R)on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian bank. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
         Fund's drafts (checks) are payable to pay all checks drawn on the
         Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the
         Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.]

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

      Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet withdrawal  payments.  Shares acquired  without a sales charge will be redeemed first.  Shares  acquired with reinvested  dividends and capital gains distributions will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under  these  plans  should  not be  considered  as a yield or  income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:

   Centennial America Fund, L.P.             Centennial Money Market Trust
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt

                                             Trust

   Centennial Government Trust               Centennial Tax Exempt Trust

   The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund      Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Principal Protected Main
                                             Street Fund II
   Oppenheimer AMT-Free New York             Oppenheimer Pennsylvania Municipal
   Municipals                                Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester National
                                             Municipals
   Oppenheimer International Value Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Limited Term California       Rochester Fund Municipals
   Municipal Fund
   Oppenheimer Limited Term Municipal
   Fund
   Oppenheimer Money Market Fund, Inc.

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund      Oppenheimer International Small Company
                                             Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer New Jersey Municipal Fund
   Oppenheimer Balanced Fund                Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer California Municipal Fund    Oppenheimer Principal Protected Main

                                            Street Fund

   Oppenheimer Capital Income Fund          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund III

   Oppenheimer Champion Income Fund         Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest International Value
                                            Fund, Inc.

   Oppenheimer Disciplined Allocation Fund  Oppenheimer Rochester National Municipals
   Oppenheimer Developing Markets Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Small Cap Value Fund
   Oppenheimer International Bond Fund      Oppenheimer Total Return Bond Fund
   Oppenheimer International Growth Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
   o  Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
      Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
      Fund.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (2/4/2011).

o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund III until after the expiration of the warranty period
      (12/6/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares (other than Limited-Term Government
Fund, Limited Term Municipal Fund, Limited Term New York Municipal Fund,
Oppenheimer Capital Preservation Fund and Oppenheimer Senior Floating Rate
Fund), the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Limited-Term Government Fund, Limited
Term Municipal Fund, Limited Term New York Municipal Fund, Oppenheimer
Capital Preservation Fund and Oppenheimer Senior Floating Rate Fund, the
Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 5 years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses)
that it distributes to shareholders. That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

      Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number
-------
when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year.

      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. J.P. Morgan Chase Bank is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the
Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP served as the Independent Registered Public Accounting Firm for the Fund. Deloitte &
Touche LLP audits the Fund's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER INTERNATIONAL BOND
FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer International Bond Fund, including the statement of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the
Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer International Bond Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
November 16, 2004

STATEMENT OF INVESTMENTS  September 30, 2004
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--10.9%
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 [EUR]                              16,635,000   $     20,764,657
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Sr. Unsec. Nts., 2.125%, 10/9/07 [JPY]                  510,000,000          4,886,061
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 2.25%, 4/30/06 1,2                                                  151,000,000        150,610,722
                                                                                                      ----------------
Total U.S. Government Obligations (Cost $175,283,161)                                                      176,261,440

----------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--66.5%
----------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.7%
Argentina (Republic of) Bonds:
1.389%, 5/3/05 3                                                                            396,000            389,285
1.98%, 8/3/12 3                                                                          15,620,000         11,381,294
Series PRE8, 2%, 1/3/10 4,5,6 [ARP]                                                      15,670,000          6,833,613
Series PR12, 2%, 1/3/16 4,5,6 [ARP]                                                      18,075,972          6,300,213
----------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Disc. Bonds, 3/31/23 4,6                                            660,000            339,900
----------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Letras del Banco Central de la Republica
Treasury Bills, 14.75%, 10/8/04 7 [ARP]                                                     412,000            138,105
----------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Bonds:
Series 4BR, 5%, 12/20/49 4,5 [JPY]                                                      119,000,000            281,234
Series 4RG, 5%, 12/20/49 4,5 [JPY]                                                      178,000,000            420,670
----------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Bonds, Series 6RG, 5.125%,
6/14/04 4,5 [JPY]                                                                       494,000,000          1,167,477
----------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1, 4/1/07 4,6 [ARP]                                                             1,599,187            627,003
                                                                                                      ----------------
                                                                                                            27,878,794

----------------------------------------------------------------------------------------------------------------------
AUSTRALIA--2.9%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]                     62,395,000         46,371,134
----------------------------------------------------------------------------------------------------------------------
AUSTRIA--3.9%
Austria (Republic of) Nts.:
3.40%, 10/20/04 [EUR]                                                                     1,580,000          1,966,126
3.80%, 10/20/13 [EUR]                                                                    29,045,000         35,656,554
5.50%, 10/20/07 [EUR]                                                                     2,440,000          3,261,592
Series 98-1, 5%, 1/15/08 [EUR]                                                            9,795,000         12,947,585
----------------------------------------------------------------------------------------------------------------------
Austria (Republic of) Sr. Unsec. Unsub. Nts., Series 1, 5%, 7/15/12 [EUR]                 6,525,000          8,753,693
                                                                                                      ----------------
                                                                                                            62,585,550

----------------------------------------------------------------------------------------------------------------------
BELGIUM--3.7%
Belgium (Kingdom of) Bonds:
5%, 9/28/11 [EUR]                                                                         3,545,000          4,755,265
5.50%, 3/28/28 [EUR]                                                                      5,400,000          7,535,024
Series 19, 6.50%, 3/31/05 [EUR]                                                           7,460,000          9,471,529
Series 32, 3.75%, 3/28/09 [EUR]                                                          19,125,000         24,258,116
Series 35, 5.75%, 9/28/10 [EUR]                                                           9,415,000         13,084,764
                                                                                                      ----------------
                                                                                                            59,104,698

                    20 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
BRAZIL--2.7%
Brazil (Federal Republic of) Bonds, Series 15 yr., 2.125%, 4/15/09 3               $         17,648   $         17,339
----------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr.,
8%, 4/15/14                                                                              27,753,602         27,458,720
----------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 12%, 4/15/10                                           2,290,000          2,739,985
----------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Bonds, 4.75%, 4/10/07 6 [JPY]                       500,000,000          4,613,007
----------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds:
10%, 8/7/11                                                                               1,530,000          1,696,005
11%, 2/4/10 [EUR]                                                                           840,000          1,186,740
11%, 8/17/40                                                                              5,345,200          5,998,651
Cl. B, 8.875%, 4/15/24                                                                       81,000             77,760
                                                                                                      ----------------
                                                                                                            43,788,207

----------------------------------------------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                            1,505,000          1,862,438
8.25%, 1/15/15 8                                                                          1,505,000          1,862,438
                                                                                                      ----------------
                                                                                                             3,724,876

----------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.6%
Colombia (Republic of) Unsec. Unsub. Bonds, 5.50%, 4/27/05 [JPY]                        960,000,000          8,885,770
----------------------------------------------------------------------------------------------------------------------
DENMARK--0.7%
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                             61,610,000         10,584,071
----------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 8                                        1,185,000          1,220,550
----------------------------------------------------------------------------------------------------------------------
FINLAND--3.1%
Finland (Republic of) Bonds, 5.375%, 7/4/13 [EUR]                                        20,985,000         28,885,122
----------------------------------------------------------------------------------------------------------------------
Finland (Republic of) Sr. Unsec. Unsub. Bonds:
2.75%, 7/4/06 [EUR]                                                                       3,470,000          4,333,084
5%, 7/4/07 [EUR]                                                                         12,415,000         16,326,084
                                                                                                      ----------------
                                                                                                            49,544,290

----------------------------------------------------------------------------------------------------------------------
FRANCE--3.2%
France (Government of) Obligations Assimilables du Tresor Bonds:
4%, 10/25/13 [EUR]                                                                       13,960,000         17,415,169
5.50%, 10/25/07 [EUR]                                                                    12,375,000         16,544,426
5.50%, 10/25/10 [EUR]                                                                     3,080,000          4,232,637
5.75%, 10/25/32 [EUR]                                                                     5,300,000          7,722,022
----------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts., 5 yr., 5%, 7/12/05 [EUR]                            5,050,000          6,412,539
                                                                                                      ----------------
                                                                                                            52,326,793

                    21 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
GERMANY--2.5%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                                                         7,865,000   $      9,766,143
3%, 12/10/04 [EUR]                                                                        2,385,000          2,970,969
5.375%, 1/4/10 [EUR]                                                                      7,205,000          9,811,743
Series 01, 5%, 7/4/11 [EUR]                                                               9,135,000         12,273,007
Series 02, 5%, 7/4/12 [EUR]                                                               4,200,000          5,642,239
                                                                                                      ----------------
                                                                                                            40,464,101

----------------------------------------------------------------------------------------------------------------------
GREECE--4.0%
Greece (Republic of) Bonds:
5.35%, 5/18/11 [EUR]                                                                     25,040,000         34,021,060
6.50%, 1/11/14 [EUR]                                                                     14,195,000         20,846,349
----------------------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                               6,980,000          9,072,390
                                                                                                      ----------------
                                                                                                            63,939,799

----------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11                                                                             525,000            614,250
10.25%, 11/8/11 8                                                                           160,000            187,200
                                                                                                      ----------------
                                                                                                               801,450

----------------------------------------------------------------------------------------------------------------------
HUNGARY--0.6%
Hungary (Government of) Bonds, Series 05/I, 8.50%, 10/12/05 [HUF]                     1,918,660,000          9,474,926
----------------------------------------------------------------------------------------------------------------------
IRELAND--4.0%
Ireland (Republic of) Treasury Bonds, 3.25%, 4/18/09 [EUR]                               52,335,000         65,027,825
----------------------------------------------------------------------------------------------------------------------
ITALY--3.2%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4%, 3/1/05 [EUR]                                             6,980,000          8,748,123
Buoni del Tesoro Poliennali, 4.25%, 2/1/19 [EUR]                                         13,785,000         16,828,266
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]                                         14,745,000         19,094,957
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]                                           5,125,000          6,765,687
                                                                                                      ----------------
                                                                                                            51,437,033

----------------------------------------------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Government of) Past Due Interest Bonds, 1.90%,
3/29/18 4,5,6 [FRF]                                                                      16,007,500            527,316
----------------------------------------------------------------------------------------------------------------------
JAPAN--4.5%
Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06 [JPY]                   7,893,800,000         72,114,956
----------------------------------------------------------------------------------------------------------------------
KOREA, REPUBLIC OF SOUTH--0.2%
Korea (Republic of) Nts.:
4.25%, 6/1/13                                                                             1,445,000          1,389,006
8.875%, 4/15/08                                                                           2,160,000          2,535,300
                                                                                                      ----------------
                                                                                                             3,924,306

                    22 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
MEXICO--0.8%
Mexican Williams Sr. Nts., 2.31%, 11/15/08 3,6                                     $        500,000   $        516,875
----------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
7.50%, 4/8/33                                                                             6,500,000          6,847,750
Series M20, 8%, 12/7/23 [MXN]                                                            43,415,000          2,935,046
----------------------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%, 6/6/06 [JPY]              205,000,000          2,050,466
                                                                                                      ----------------
                                                                                                            12,350,137

----------------------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.3%
New Zealand (Government of) Bonds, 7%, 7/15/09 [NZD]                                      7,110,000          4,983,816
----------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                            1,375,000          1,285,625
----------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                    654,554            592,311
                                                                                                      ----------------
                                                                                                             1,877,936

----------------------------------------------------------------------------------------------------------------------
PERU--0.4%
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 7                                             5,860,848          3,350,647
----------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                                   3,400,000          3,391,500
                                                                                                      ----------------
                                                                                                             6,742,147

----------------------------------------------------------------------------------------------------------------------
POLAND--2.7%
Poland (Republic of) Bonds:
Series 0K0805, 5.15%, 8/12/05 7 [PLZ]                                                   102,160,000         27,411,901
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                      10,000,000          2,607,235
Series DS0509, 6%, 5/24/09 [PLZ]                                                         50,015,000         13,702,057
                                                                                                      ----------------
                                                                                                            43,721,193

----------------------------------------------------------------------------------------------------------------------
PORTUGAL--3.7%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts., 4.875%, 8/17/07 [EUR]               9,710,000         12,733,609
----------------------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub. Nts.,
5.85%, 5/20/10 [EUR]                                                                     34,195,000         47,601,510
                                                                                                      ----------------
                                                                                                            60,335,119

----------------------------------------------------------------------------------------------------------------------
RUSSIA--1.4%
Aries Vermoegensverwaltungs GmbH Unsub. Nts., Series B, 7.75%, 10/25/09 6 [EUR]           2,500,000          3,294,272
----------------------------------------------------------------------------------------------------------------------
Ministry Finance of Russian Debs.:
Series V, 3%, 5/14/08                                                                    10,615,000          9,632,348
Series VI, 3%, 5/14/06                                                                    3,590,000          3,515,867
----------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 3                                             5,730,000          5,525,869
                                                                                                      ----------------
                                                                                                            21,968,356

----------------------------------------------------------------------------------------------------------------------
SPAIN--4.1%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado, 4.25%, 10/31/07 [EUR]                                      8,945,000         11,560,802
Bonos y Obligacion del Estado, 4.80%, 10/31/06 [EUR]                                      5,500,000          7,140,523

                    23 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
SPAIN Continued
Spain (Kingdom of) Bonds: Continued
Bonos y Obligacion del Estado, 5.35%, 10/31/11 [EUR]                                     21,360,000   $     29,261,302
Bonos y Obligacion del Estado, 5.75%, 7/30/32 [EUR]                                       5,200,000          7,561,320
----------------------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 2.03%, 10/22/04 7 [EUR]                                8,420,000         10,461,016
                                                                                                      ----------------
                                                                                                            65,984,963

----------------------------------------------------------------------------------------------------------------------
SWEDEN--0.6%
Sweden (Kingdom of) Bonds, Series 1043, 5%, 1/28/09 [SEK]                                65,420,000          9,471,761
----------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--3.1%
Netherlands (Kingdom of the) Bonds:
3.75%, 7/15/09 [EUR]                                                                      8,000,000         10,145,196
4.25%, 7/15/13 [EUR]                                                                      9,660,000         12,283,158
5%, 7/15/11 [EUR]                                                                        15,405,000         20,670,022
5.50%, 1/15/28 [EUR]                                                                      5,300,000          7,421,852
                                                                                                      ----------------
                                                                                                            50,520,228

----------------------------------------------------------------------------------------------------------------------
TURKEY--0.1%
Turkey (Republic of) Nts., 7.25%, 3/15/15 9                                               1,915,000          1,895,850
----------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--6.2%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                           56,685,000         99,616,042
----------------------------------------------------------------------------------------------------------------------
VENEZUELA--1.2%
Venezuela (Republic of) Collateralized Par Bonds, Series W-B, 6.75%, 3/31/20                159,000            155,224
----------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Debs., Series DL, 2.75%, 12/18/07 3                                  13,362             13,309
----------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Front-Loaded Interest Reduction Bonds,
Series A, 2.063%, 3/31/07 3                                                              10,213,775         10,162,706
----------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts.:
8.50%, 10/8/14 9                                                                          2,610,000          2,556,821
10.75%, 9/13/13                                                                           4,350,000          4,904,625
----------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Sr. Unsec. Unsub. Bonds, 11%, 3/5/08 [EUR]                          840,000          1,194,836
                                                                                                      ----------------
                                                                                                            18,987,521
                                                                                                      ----------------
Total Foreign Government Obligations (Cost $1,033,520,851)                                               1,072,181,514

----------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--1.1%
----------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts.:
0.938%, 3/4/10 3,6 [JPY]                                                                194,879,283          1,722,675
2%, 9/4/06 3,6                                                                              657,141            652,212
2.183%, 3/4/10 3,6                                                                          745,250            734,071
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah Loan Participation Nts., 2.636%, 3/21/05 3                 5,390,000          5,364,667
Indonesia (Republic of) Rupiah Loan Participation Nts., 2.636%, 1/25/06 3                 3,155,000          3,084,959
OAO Gazprom Loan Participation Nts., 6.50%, 8/4/05 6                                      3,005,000          3,079,524
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Bank AG, OAO Gazprom Unsec. Loan Participation Nts.,
9.625%, 3/1/13                                                                            3,020,000          3,355,975
                                                                                                      ----------------
Total Loan Participations (Cost $17,356,188)                                                                17,994,083

                    24 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--6.9%
----------------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 4,5,6         $          2,000   $             --
----------------------------------------------------------------------------------------------------------------------
European Investment Bank Nts., 2.125%, 9/20/07 [JPY]                                    136,000,000          1,305,373
----------------------------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                                 7,850,000          7,969,556
----------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.40% Sr. Unsec. Unsub. Nts., 11/2/06 [JPY]           4,101,000,000         38,174,098
----------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank, 1.90% Unsec. Bonds, 7/8/09 [JPY]                       113,000,000          1,092,510
----------------------------------------------------------------------------------------------------------------------
International Bank for Reconstruction and Development (The),
2% Nts., 2/18/08 [JPY]                                                                  121,000,000          1,162,371
----------------------------------------------------------------------------------------------------------------------
Japan (Government of) Unsec. Unsub. Nts., 2.875%, 7/28/05 [JPY]                       3,320,000,000         30,882,956
----------------------------------------------------------------------------------------------------------------------
KfW International Finance, Inc., 2.05% Unsec. Unsub. Nts., 9/21/09 [JPY]                104,000,000          1,011,990
----------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 4,5,6                         550,000              3,438
----------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 7.375% Unsec. Nts., 8/13/07 [ITL]                               14,895,000,000         10,506,882
----------------------------------------------------------------------------------------------------------------------
Pfizer, Inc., 0.80% Unsec. Nts., Series INTL, 3/18/08 [JPY]                           1,980,000,000         18,199,118
                                                                                                      ----------------
Total Corporate Bonds and Notes (Cost $111,387,048)                                                        110,308,292

                                                                                             SHARES
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.6%
----------------------------------------------------------------------------------------------------------------------
BASF AG                                                                                       9,224            542,598
----------------------------------------------------------------------------------------------------------------------
Berkeley Group plc (The)                                                                     22,830            524,571
----------------------------------------------------------------------------------------------------------------------
Brambles Industries plc                                                                     114,390            532,203
----------------------------------------------------------------------------------------------------------------------
British Land Co. plc                                                                         38,554            519,782
----------------------------------------------------------------------------------------------------------------------
CNP Assurances SA                                                                             8,242            536,083
----------------------------------------------------------------------------------------------------------------------
Corus Group plc 5                                                                           630,456            582,645
----------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                                           12,005            494,930
----------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                       7,030            518,014
----------------------------------------------------------------------------------------------------------------------
Gecina SA                                                                                     6,004            507,747
----------------------------------------------------------------------------------------------------------------------
Heidelberger Zement AG                                                                       11,342            531,071
----------------------------------------------------------------------------------------------------------------------
Hilton Group plc                                                                            106,590            534,544
----------------------------------------------------------------------------------------------------------------------
Hokkaido Electric Power Co.                                                                  27,424            491,820
----------------------------------------------------------------------------------------------------------------------
Japan Real Estate Investment Corp.                                                               65            516,975
----------------------------------------------------------------------------------------------------------------------
Karstadt Quelle AG                                                                           31,462            494,574
----------------------------------------------------------------------------------------------------------------------
Kawasaki Kisen Kaisha Ltd.                                                                   77,943            534,191
----------------------------------------------------------------------------------------------------------------------
Kelda Group plc                                                                              52,585            510,270
----------------------------------------------------------------------------------------------------------------------
Klepierre                                                                                     6,911            500,221
----------------------------------------------------------------------------------------------------------------------
Lafarge SA                                                                                    5,825            510,358
----------------------------------------------------------------------------------------------------------------------
Land Securities Group plc                                                                    24,125            512,796
----------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                            26,000            480,934
----------------------------------------------------------------------------------------------------------------------
Liberty International plc                                                                    33,441            501,145
----------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                         66,521            520,138
----------------------------------------------------------------------------------------------------------------------
MAN AG                                                                                       14,732            503,840

                    25 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                 VALUE
                                                                                             SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
----------------------------------------------------------------------------------------------------------------------
Mitsui O.S.K. Lines Ltd.                                                                     84,301   $        506,503
----------------------------------------------------------------------------------------------------------------------
Nippon Building Fund, Inc.                                                                       67            528,010
----------------------------------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc.                                                                108,668            551,168
----------------------------------------------------------------------------------------------------------------------
Novar plc                                                                                   226,450            476,003
----------------------------------------------------------------------------------------------------------------------
Omron Corp.                                                                                  23,603            522,413
----------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen                                                                           8,331            513,898
----------------------------------------------------------------------------------------------------------------------
Rakuten, Inc.                                                                                    72            469,245
----------------------------------------------------------------------------------------------------------------------
RWE AG                                                                                       10,213            487,734
----------------------------------------------------------------------------------------------------------------------
Sammy Corp.                                                                                  10,061            493,836
----------------------------------------------------------------------------------------------------------------------
ScottishPower plc                                                                            68,960            527,962
----------------------------------------------------------------------------------------------------------------------
Severn Trent plc                                                                             32,030            509,601
----------------------------------------------------------------------------------------------------------------------
Showa Shell Sekiyu K.K.                                                                      56,398            501,361
----------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                       5,845            517,926
----------------------------------------------------------------------------------------------------------------------
Suez SA                                                                                      25,774            553,249
----------------------------------------------------------------------------------------------------------------------
Sumitomo Bakelite Co. Ltd.                                                                   80,931            488,462
----------------------------------------------------------------------------------------------------------------------
Tate & Lyle plc                                                                              77,590            542,715
----------------------------------------------------------------------------------------------------------------------
Technip SA                                                                                    3,332            538,699
----------------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                                              26,817            520,942
----------------------------------------------------------------------------------------------------------------------
Tohoku Electric Power Co.                                                                    29,100            480,878
----------------------------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                                                     59,852            517,377
----------------------------------------------------------------------------------------------------------------------
Trend Micro, Inc.                                                                            11,500            495,478
----------------------------------------------------------------------------------------------------------------------
TUI AG                                                                                       27,742            517,175
----------------------------------------------------------------------------------------------------------------------
Unibail                                                                                       4,418            532,686
----------------------------------------------------------------------------------------------------------------------
United Utilities plc                                                                         50,100            504,314
----------------------------------------------------------------------------------------------------------------------
Vinci                                                                                         4,675            538,673
----------------------------------------------------------------------------------------------------------------------
Volkswagen AG, Preference                                                                    18,860            514,842
----------------------------------------------------------------------------------------------------------------------
William Hill plc                                                                             51,044            493,467
                                                                                                      ----------------
Total Common Stocks (Cost $24,057,563)                                                                      25,746,067

                                                                                              UNITS
----------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 5,6                                                 495                  5
----------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 5,6                                         50                  1
----------------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 5,6                                                     640                 --
----------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20 5,6                    500                 --
                                                                                                      ----------------
Total Rights, Warrants and Certificates (Cost $481)                                                                  6

                    26 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--8.3%
----------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazilian Real Linked Unsec. Nts., 1.12%, 2/2/05                                   $      9,500,000   $     10,523,340
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07 10 [COP]              22,700,000,000         10,104,232
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07 [COP]                  7,400,000,000          3,293,891
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                 31,110,000,000         13,389,519
Indonesia (Republic of) Recapitalization Unsec. Credit Linked Nts.,
13.15%, 3/17/10                                                                           9,523,810          9,681,734
OAO Gazprom Russian Local Market Unsec. Credit Linked Nts.,
15.462%, 11/8/05 10                                                                       4,406,270          5,206,901
Peruvian Sol Unsec. Linked Nts., 1.466%, 1/14/05 [PEN]                                   17,650,000          5,488,228
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., Series EM 868, 25.01%, 8/25/05                   4,070,000          3,337,441
Turkey (Republic of) Credit Linked Nts., Series EM 872, 23.57%, 10/20/05 3               19,769,000         20,865,240
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), U.S. Dollar/South African Rand
Linked Nts., Series FBi 43, 1.44%, 5/23/22                                                2,100,000          2,043,300
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Korea (Republic of) Credit Bonds, 1.56%, 6/20/09                                          7,225,000          7,296,528
OAO Gazprom I Credit Nts., 5.588%, 10/20/07                                               1,435,000          1,499,013
OAO Gazprom II Credit Nts., 5.338%, 4/20/07                                               1,435,000          1,494,249
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/27/07 [ROL]                      56,400,000,000          1,707,480
Russian Federation Linked Nts., 15%, 3/11/05 [RUR]                                      141,112,000          5,044,144
Ukraine (Republic of) Credit Linked Nts., 6.541%, 8/5/11                                  7,740,000          7,964,460
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 25.70%, 1/26/05             9,368,029          7,741,739
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 28.25%, 5/26/05            11,674,353         10,027,102
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc., Venezuela (Republic of) Credit
Bonds, 5%, 9/20/09                                                                        3,260,000          3,401,622
----------------------------------------------------------------------------------------------------------------------
UBS AG, OAO Gazprom III Credit Nts., 4.705%, 7/5/06                                       3,590,000          3,731,149
                                                                                                      ----------------
Total Structured Notes (Cost $130,985,113)                                                                 133,841,312

                                               DATE          STRIKE                       CONTRACTS
----------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
----------------------------------------------------------------------------------------------------------------------
Japanese Yen Put 5,6 (Cost $978,607)        10/8/04          111.55JPY               14,995,000,000JPY         209,930

                                                                                          PRINCIPAL
                                                                                             AMOUNT
----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.5%
----------------------------------------------------------------------------------------------------------------------
Undivided interest of 4.98% in joint repurchase agreement (Principal Amount/
Value $1,446,038,000, with a maturity value of $1,446,110,302) with UBS Warburg
LLC, 1.80%, dated 9/30/04, to be repurchased at $72,068,603 on 10/1/04, collateralized by Federal National Mortgage Assn., 5%, with a 3/1/34,
value of $1,477,979,332 (Cost $72,065,000)                                         $     72,065,000         72,065,000

----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,565,634,012)                                              99.8%     1,608,607,644
----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                 0.2          2,862,758
                                                                                   -----------------------------------
NET ASSETS                                                                                    100.0%  $  1,611,470,402
                                                                                   ===================================

                    27 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount, strike, contracts and exercise price are reported in U.S.
Dollars, except for those denoted in the following currencies:

ARP    Argentine Peso

AUD    Australian Dollar

COP    Colombian Peso

DKK    Danish Krone

EUR    Euro

FRF    French Franc

GBP    British Pound Sterling

HUF    Hungarian Forint

ITL    Italian Lira

JPY    Japanese Yen

MXN    Mexican Nuevo Peso

NZD    New Zealand Dollar

PEN    Peruvian New Sol

PLZ    Polish Zloty

ROL    Romanian Leu

RUR    Russian Ruble

SEK    Swedish Krona

1. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                        CONTRACTS        EXPIRATION     EXERCISE            PREMIUM          VALUE
                                  SUBJECT TO CALL             DATES        PRICE           RECEIVED     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)                 14,995,000,000JPY        10/8/04      104.400JPY     $ 1,075,791     $       --
New Zealand (Government of)
Bonds, 7%, 7/15/09                          7,110NZD        12/9/04        6.205NZD          21,095         27,100
                                                                                        --------------------------
                                                                                        $ 1,096,886     $   27,100
                                                                                        ==========================

3. Represents the current interest rate for a variable or increasing rate security.

4. Issue is in default. See Note 1 of Notes to Financial Statements.

5. Non-income producing security.

6. Illiquid or restricted security. See Note 11 of Notes to Financial
Statements.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $3,270,188 or 0.20% of the Fund's net assets as of September 30, 2004.

9. When-issued security or forward commitment to be delivered and settled after
September 30, 2004. See Note 1 of Notes to Financial Statements.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $14,790,443. See Note 6 of Notes to Financial Statements.

                    28 | OPPENHEIMER INTERNATIONAL BOND FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF
TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                  VALUE         PERCENT
---------------------------------------------------------------------------
United States                              $   305,921,582            19.0%
Japan                                          110,576,563             6.9
Great Britain                                  107,408,198             6.7
Spain                                           65,984,963             4.1
Ireland                                         65,027,825             4.0
Greece                                          63,939,799             4.0
Austria                                         62,585,550             3.9
Portugal                                        60,335,119             3.8
Belgium                                         59,104,698             3.7
France                                          57,576,333             3.6
Brazil                                          54,311,547             3.4
Russia                                          53,348,867             3.3
Italy                                           51,437,033             3.2
The Netherlands                                 50,520,228             3.1
Finland                                         49,544,290             3.1
Australia                                       46,371,134             2.9
Germany                                         45,589,821             2.8
Turkey                                          43,867,372             2.7
Poland                                          43,721,193             2.7
Colombia                                        35,673,412             2.2
Argentina                                       27,878,794             1.7
Mexico                                          22,857,019             1.4
Venezuela                                       22,389,143             1.4
Indonesia                                       18,134,798             1.1
Peru                                            12,230,375             0.8
Korea, Republic of South                        11,220,834             0.7
Denmark                                         10,584,071             0.7
Hungary                                          9,474,926             0.6
Sweden                                           9,471,761             0.6
Ukraine                                          7,964,460             0.5
New Zealand                                      4,983,816             0.3
Bulgaria                                         3,724,876             0.2
Supranational                                    3,560,254             0.2
Algeria                                          3,108,958             0.2
South Africa                                     2,043,300             0.1
Nigeria                                          1,877,936             0.1
Romania                                          1,707,480             0.1
El Salvador                                      1,220,550             0.1
Guatemala                                          801,450             0.1
Ivory Coast                                        527,316              --
                                           --------------------------------
TOTAL                                      $ 1,608,607,644           100.0%
                                           ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    29 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of approximately $151,985,000)
(cost $1,565,634,012)--see accompanying statement of investments                                      $  1,608,607,644
----------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                           155,142,317
----------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                        3,355,102
----------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                  21,385,506
Shares of beneficial interest sold                                                                          13,734,037
Investments sold                                                                                               535,563
Futures margins                                                                                                131,127
Other                                                                                                           10,934
                                                                                                      ----------------
Total assets                                                                                             1,802,902,230

----------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                                  89,592
----------------------------------------------------------------------------------------------------------------------
Bank overdraft-foreign currencies (cost $532,050)                                                              543,718
----------------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $1,096,886)--see accompanying
statement of investments                                                                                        27,100
----------------------------------------------------------------------------------------------------------------------
Swaptions written, at value (premiums received $791,373)                                                     1,045,863
----------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                 155,142,317
----------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                        7,967,087
----------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                                    2,451,716
----------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $4,368,635 purchased on a when-issued basis
or forward commitment)                                                                                       9,502,430
Closed foreign currency contracts                                                                            9,759,128
Shares of beneficial interest redeemed                                                                       2,691,739
Distribution and service plan fees                                                                             908,429
Dividends                                                                                                      707,681
Transfer and shareholder servicing agent fees                                                                  244,871
Shareholder communications                                                                                     103,808
Trustees' compensation                                                                                          17,309
Other                                                                                                          229,040
                                                                                                      ----------------
Total liabilities                                                                                          191,431,828

----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                            $  1,611,470,402
                                                                                                      ================

                    30 | OPPENHEIMER INTERNATIONAL BOND FUND

----------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                            $        286,670
----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               1,512,692,070
----------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                           44,819,377
----------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                              16,866,869
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                                           36,805,416
                                                                                                      ----------------
NET ASSETS                                                                                            $  1,611,470,402
                                                                                                      ================

----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,177,628,477
and 209,317,185 shares of beneficial interest outstanding)                                            $           5.63
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)       $           5.91
----------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $167,621,429 and
29,885,779 shares of beneficial interest outstanding)                                                 $           5.61
----------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $233,311,139 and 41,609,376 shares
of beneficial interest outstanding)                                                                   $           5.61
----------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $18,641,018 and 3,320,854 shares
of beneficial interest outstanding)                                                                   $           5.61
----------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $14,268,339 and 2,536,575 shares of beneficial interest outstanding)                               $           5.63

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    31 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------
Interest                                                                                             $     37,536,465
----------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $75,375)                                                       638,192
----------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                         43,240
                                                                                                     -----------------
Total investment income                                                                                    38,217,897

----------------------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------------------
Management fees                                                                                             7,484,558
----------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                     1,987,821
Class B                                                                                                     1,529,196
Class C                                                                                                     1,703,454
Class N                                                                                                        53,586
----------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                     1,450,702
Class B                                                                                                       387,581
Class C                                                                                                       303,793
Class N                                                                                                        30,206
Class Y                                                                                                             3
----------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                       127,694
Class B                                                                                                        45,892
Class C                                                                                                        26,433
Class N                                                                                                         2,175
----------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                   344,485
----------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                         31,233
----------------------------------------------------------------------------------------------------------------------
Other                                                                                                         143,861
                                                                                                     -----------------
Total expenses                                                                                             15,652,673
Less reduction to custodian expenses                                                                          (28,349)
Less payments and waivers of expenses                                                                         (17,908)
                                                                                                     -----------------
Net expenses                                                                                               15,606,416

----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                      22,611,481

                    32 | OPPENHEIMER INTERNATIONAL BOND FUND

----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                                $     12,632,724
Closing of futures contracts                                                                               (1,812,061)
Closing and expiration of option contracts written                                                          2,688,999
Closing and expiration of swaption contracts                                                                 (226,999)
Foreign currency transactions                                                                              52,057,715
Swap contracts                                                                                             12,508,030
                                                                                                     -----------------
Net realized gain                                                                                          77,848,408
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                                 9,901,970
Translation of assets and liabilities denominated in foreign currencies                                    (8,651,844)
Futures contracts                                                                                            (880,170)
Option contracts                                                                                              451,883
Swaption contracts                                                                                           (563,469)
Swap contracts                                                                                             (2,492,218)
                                                                                                     -----------------
Net change in unrealized appreciation                                                                      (2,233,848)

----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $     98,226,041
                                                                                                     =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                    33 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                                      2004               2003
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $     22,611,481   $     17,157,924
----------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       77,848,408         51,584,451
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                   (2,233,848)        37,514,665
                                                                                  ------------------------------------
Net increase in net assets resulting from operations                                    98,226,041        106,257,040

----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                (35,086,382)       (11,257,243)
Class B                                                                                 (6,602,563)        (3,817,825)
Class C                                                                                 (6,093,022)        (1,988,035)
Class N                                                                                   (397,275)           (94,512)
Class Y                                                                                     (2,820)                --

----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                713,652,173        193,984,034
Class B                                                                                 25,122,862         11,875,148
Class C                                                                                136,111,001         39,379,694
Class N                                                                                 13,528,377          2,842,914
Class Y                                                                                 14,179,799                 --

----------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Total increase                                                                         952,638,191        337,181,215
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                    658,832,211        321,650,996
                                                                                  ------------------------------------
End of period (including accumulated net investment income
of $44,819,377 and $16,341,168, respectively)                                     $  1,611,470,402   $    658,832,211
                                                                                  ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    34 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED SEPTEMBER 30,                    2004              2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $       5.33       $      4.38     $      3.95      $     4.19     $      4.23
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .13               .20             .24             .30             .45
Net realized and unrealized gain (loss)                   .47               .95             .41            (.24)           (.08)
                                                 -------------------------------------------------------------------------------
Total from investment operations                          .60              1.15             .65             .06             .37
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.30)             (.20)           (.19)             --            (.21)
Tax return of capital distribution                         --                --            (.03)           (.30)           (.20)
                                                 -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.30)             (.20)           (.22)           (.30)           (.41)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $       5.63       $      5.33     $      4.38      $     3.95     $      4.19
                                                 ===============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      11.56%            26.67%          16.78%           1.40%           8.93%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $  1,177,628       $   429,283     $   181,456      $  118,733     $   100,928
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $    811,608       $   285,391     $   134,912      $  117,000     $   110,968
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    2.19%             3.94%           5.16%           7.10%          10.23%
Total expenses                                           1.13%             1.22%           1.37%           1.38%           1.31%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4           N/A 3           N/A 3           N/A 3          1.29%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   133%              341%            372%            377%            288%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    35 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B      YEAR ENDED SEPTEMBER 30,                    2004               2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $       5.31        $      4.37     $      3.94      $     4.17     $      4.22
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .08                .16             .21             .26             .42
Net realized and unrealized gain (loss)                   .47                .94             .40            (.22)           (.09)
                                                 --------------------------------------------------------------------------------
Total from investment operations                          .55               1.10             .61             .04             .33
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.25)              (.16)           (.15)             --            (.20)
Tax return of capital distribution                         --                 --            (.03)           (.27)           (.18)
                                                 --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.25)              (.16)           (.18)           (.27)           (.38)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $       5.61        $      5.31     $      4.37      $     3.94     $      4.17
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      10.66%             25.48%          15.90%           0.85%           7.94%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $    167,621        $   134,661     $   100,049      $   84,427     $    98,272
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $    153,117        $   119,232     $    85,244      $   93,455     $   115,116
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    1.40%              3.20%           4.41%           6.40%           9.63%
Total expenses                                           1.98%              2.03%           2.14%           2.14%           2.05%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4            N/A 3           N/A 3           N/A 3          2.03%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   133%               341%            372%            377%            288%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    36 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS C      YEAR ENDED SEPTEMBER 30,                    2004               2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $       5.31        $      4.37     $      3.94      $     4.17     $      4.22
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .09                .16             .21             .26             .41
Net realized and unrealized gain (loss)                   .46                .94             .40            (.22)           (.08)
                                                 --------------------------------------------------------------------------------
Total from investment operations                          .55               1.10             .61             .04             .33
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.25)              (.16)           (.15)             --            (.19)
Tax return of capital distribution                         --                 --            (.03)           (.27)           (.19)
                                                 --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.25)              (.16)           (.18)           (.27)           (.38)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $       5.61        $      5.31     $      4.37      $     3.94     $      4.17
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      10.75%             25.48%          15.90%           0.85%           7.95%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $    233,311        $    90,248     $    38,865      $   25,221     $    27,663
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $    170,796        $    63,198     $    28,635      $   27,125     $    30,710
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    1.46%              3.15%           4.37%           6.39%           9.55%
Total expenses                                           1.88%              2.02%           2.14%           2.14%           2.05%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4            N/A 3           N/A 3           N/A 3          2.03%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   133%               341%            372%            377%            288%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    37 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N      YEAR ENDED SEPTEMBER 30,                    2004             2003             2002          2001 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $       5.32        $    4.37      $      3.95      $     4.23
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .12              .18              .21             .16
Net realized and unrealized gain (loss)                   .45              .95              .42            (.28)
                                                 -----------------------------------------------------------------
Total from investment operations                          .57             1.13              .63            (.12)
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.28)            (.18)            (.18)             --
Tax return of capital distribution                         --               --             (.03)           (.16)
                                                 -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.28)            (.18)            (.21)           (.16)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $       5.61        $    5.32      $      4.37      $     3.95
                                                 =================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      11.00%           26.31%           16.23%          (2.88)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $     18,641        $   4,640      $     1,280      $      109
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $     10,769        $   2,653      $       297      $       34
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    1.83%            3.56%            4.87%           6.56%
Total expenses                                           1.49% 4,5        1.57% 4          1.57% 4         1.39% 4
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   133%             341%             372%            377%

1. For the period from March 1, 2001 (inception of offering) to September 30,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    38 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS Y      PERIOD ENDED SEPTEMBER 30,                             2004 1
---------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------
Net asset value, beginning of period                         $      5.58
---------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 -- 2
Net realized and unrealized gain                                     .05
                                                             --------------
Total from investment operations                                     .05
---------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  -- 2
Tax return of capital distribution                                    --
                                                             --------------
Total dividends and/or distributions to shareholders                  --
---------------------------------------------------------------------------
Net asset value, end of period                               $      5.63
                                                             ==============

---------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  0.92%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $    14,268
---------------------------------------------------------------------------
Average net assets (in thousands)                            $     7,086
---------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               4.84%
Total expenses                                                      1.17% 5
---------------------------------------------------------------------------
Portfolio turnover rate                                              133%

1. For the period from September 27, 2004 (inception of offering) to September
30, 2004.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    39 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Bond Fund (the Fund) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment
Company Act of 1940, as amended. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price.
Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.
Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with

                    40 | OPPENHEIMER INTERNATIONAL BOND FUND

remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2004, the market value of these securities comprised 8.3% of the Fund's net assets and resulted in unrealized gains of $2,856,199.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date.
Normally the settlement date occurs within six months after the trade date;
however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2004, the Fund had purchased
$4,368,635 of securities on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2004, securities with an aggregate market value of $16,500,864, representing 1.02% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the
Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open.
Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be

                    41 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                    42 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED     OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                   LOSS    FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3,4          TAX PURPOSES
    ---------------------------------------------------------------------------
    $ 63,726,906               $--               $985,396           $33,373,297

1. As of September 30, 2004, the Fund had $629,834 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2013.

2. The Fund had $355,562 of straddle losses which were deferred.

3. During the fiscal year ended September 30, 2004, the Fund utilized $3,556,158 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended September 30, 2003, the Fund utilized
$34,133,620 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                     REDUCTION TO
                            REDUCTION TO          ACCUMULATED NET
    INCREASE TO          ACCUMULATED NET            REALIZED GAIN
    PAID-IN CAPITAL      INVESTMENT LOSS         ON INVESTMENTS 5
    -------------------------------------------------------------
    $ 4,405,760              $54,048,790              $58,454,550

5. $2,931,783 was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended September 30,
2004 and September 30, 2003 was as follows:

                                       YEAR ENDED            YEAR ENDED
                               SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
    -------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                   $48,182,062           $17,157,615

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                    43 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

         Federal tax cost of securities                $ 1,566,262,346
         Federal tax cost of other investments             238,544,957
                                                       ----------------
         Total federal tax cost                        $ 1,804,807,303
                                                       ================

         Gross unrealized appreciation                 $    56,675,862
         Gross unrealized depreciation                     (23,302,565)
                                                       ----------------
         Net unrealized appreciation                   $    33,373,297
                                                       ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of

                    44 | OPPENHEIMER INTERNATIONAL BOND FUND

income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED SEPTEMBER 30, 2004 1       YEAR ENDED SEPTEMBER 30, 2003
                                   SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                          172,839,291     $ 957,396,128        66,619,226     $ 327,783,210
Dividends and/or
distributions reinvested        5,072,488        27,463,043         1,800,877         8,831,110
Redeemed                      (49,156,351)     (271,206,998)      (29,286,342)     (142,630,286)
                            --------------------------------------------------------------------
Net increase                  128,755,428     $ 713,652,173        39,133,761     $ 193,984,034
                            ====================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                           14,676,405     $  80,808,899        14,881,963     $  71,989,537
Dividends and/or
distributions reinvested          944,780         5,057,584           560,961         2,725,698
Redeemed                      (11,077,428)      (60,743,621)      (13,006,585)      (62,840,087)
                            --------------------------------------------------------------------
Net increase                    4,543,757     $  25,122,862         2,436,339     $  11,875,148
                            ====================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                           30,576,433     $ 168,801,488        12,729,289     $  62,063,352
Dividends and/or
distributions reinvested          830,062         4,457,967           292,444         1,431,897
Redeemed                       (6,789,922)      (37,148,454)       (4,932,108)      (24,115,555)
                            --------------------------------------------------------------------
Net increase                   24,616,573     $ 136,111,001         8,089,625     $  39,379,694
                            ====================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                            2,975,732     $  16,429,938           682,672     $   3,342,355
Dividends and/or
distributions reinvested           66,020           357,127            15,660            77,211
Redeemed                         (593,448)       (3,258,688)         (118,748)         (576,652)
                            --------------------------------------------------------------------
Net increase                    2,448,304     $  13,528,377           579,584     $   2,842,914
                            ====================================================================

------------------------------------------------------------------------------------------------
CLASS Y
Sold                            2,536,075     $  14,176,984                --     $          --
Dividends and/or
distributions reinvested              500             2,815                --                --
Redeemed                               --                --                --                --
                            --------------------------------------------------------------------
Net increase                    2,536,575     $  14,179,799                --     $          --
                            ====================================================================

1. For the year ended September 30, 2004, for Class A, B, C and N shares and for the period from September 27, 2004 (inception of offering) to September 30, 2004 for Class Y shares.

                    45 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended
September 30, 2004, were $1,506,398,131 and $1,057,381,523, respectively. There were purchases of $566,162,511 and sales of $236,279,983 of U.S. government and government agency obligations for the year ended September 30, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66%
of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended September 30, 2004, the Fund paid
$2,019,276 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-

                    46 | OPPENHEIMER INTERNATIONAL BOND FUND

based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to
0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of
Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2004 for Class B, Class C and Class N shares were $6,272,974, $3,468,952 and $130,925, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                    CLASS A          CLASS B         CLASS C        CLASS N
                                    CLASS A      CONTINGENT       CONTINGENT      CONTINGENT     CONTINGENT
                                  FRONT-END        DEFERRED         DEFERRED        DEFERRED       DEFERRED
                              SALES CHARGES   SALES CHARGES    SALES CHARGES   SALES CHARGES  SALES CHARGES
                                RETAINED BY     RETAINED BY      RETAINED BY     RETAINED BY    RETAINED BY
YEAR ENDED                      DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------
September 30, 2004                 $822,275         $27,674         $353,364        $116,729         $1,248

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2004, OFS waived
$7,603, $7,798, $2,257 and $250 for Class A, Class B, Class C and Class N
shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

                    47 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

As of September 30, 2004, the Fund had outstanding foreign currency contracts as follows:

                                                    CONTRACT            VALUATION
                                     EXPIRATION       AMOUNT                AS OF      UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                      DATES       (000s)       SEPT. 30, 2004    APPRECIATION    DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)             1/18/05-2/2/05       32,660ARP    $   10,675,380    $      1,118    $     13,900
Australian Dollar (AUD)                10/18/04       17,195AUD        12,490,856         450,745              --
Brazilian Real (BRR)          12/14/04-10/13/05       69,174BRR        23,396,425         731,427              --
British Pound
Sterling (GBP)                         10/18/04        7,160GBP        12,954,841         105,505              --
Columbian Peso (COP)                    3/16/05   16,492,230COP         6,143,108         342,113              --
Euro (EUR)                             11/16/04       44,415EUR        55,221,056         834,888              --
Japanese Yen (JPY)               3/15/05-4/1/05   32,006,300JPY       294,007,602         487,523       5,593,956
New Zealand
Dollar (NZD)                           10/18/04       19,895NZD        13,448,884         333,006              --
Polish Zloty (PLZ)                     12/27/04       10,297PLZ         2,895,764          12,823              --
South African Rand (ZAR)               10/25/04       80,940ZAR        12,484,038              --          13,646
                                                                                     ----------------------------
                                                                                        3,299,148       5,621,502
                                                                                     ----------------------------
CONTRACTS TO SELL
British Pound
Sterling (GBP)                 10/4/04-11/18/04       31,690GBP        57,377,355              --         670,206
Euro (EUR)                    11/17/04-12/27/04       35,617EUR        44,282,233              --       1,194,961
Japanese Yen (JPY)            10/12/04-11/18/04    4,242,000JPY        38,600,909          55,954         315,166
Mexican Nuevo
Peso (MXN)                             10/26/04       31,210MXN         2,729,619              --          20,888
Swiss Franc (CHF)                      10/18/04       16,910CHF        13,589,755              --         144,364
                                                                                     ----------------------------
                                                                                           55,954       2,345,585
                                                                                     ----------------------------
Total unrealized appreciation and depreciation                                       $  3,355,102    $  7,967,087
                                                                                     ============================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices
(financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures

                    48 | OPPENHEIMER INTERNATIONAL BOND FUND

contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities.
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The
Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2004, the Fund had outstanding futures contracts as follows:

                                                                      VALUATION       UNREALIZED
                                      EXPIRATION      NUMBER OF           AS OF     APPRECIATION
CONTRACT DESCRIPTION                       DATES      CONTRACTS  SEPT. 30, 2004   (DEPRECIATION)
-------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
CAC-40 10 Index                         12/17/04             68   $   3,086,738   $        2,114
DAX Index                               12/17/04             42       5,105,803           79,656
FTSE 100 Index                          12/17/04             65       5,422,850          (21,790)
Japan (Government of) Bonds, 10 yr.      12/9/04             25      31,352,543         (445,395)
Japan (Government of) Bonds, 10 yr.      12/8/04             23       2,885,897          (45,367)
Nikkei 225 Index                         12/9/04             60       5,939,190          226,345
                                                                                  ---------------
                                                                                  $     (204,437)
                                                                                  ===============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction.

                    49 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY Continued

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the
Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended September 30, 2004 was as follows:

                                                    CALL OPTIONS                        PUT OPTIONS
                                ---------------------------------   --------------------------------
                                    PRINCIPAL/                          PRINCIPAL/
                                     NUMBER OF         AMOUNT OF         NUMBER OF        AMOUNT OF
                                     CONTRACTS          PREMIUMS         CONTRACTS         PREMIUMS
----------------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2003               9,887,303,797     $   1,566,192     2,163,660,000     $    414,161
Options written                 15,096,642,110         3,363,750     3,870,000,000          666,309
Options closed or expired         (136,183,797)       (2,789,693)   (6,033,660,000)      (1,080,470)
Options exercised               (9,852,755,000)       (1,043,363)               --               --
                                --------------------------------------------------------------------
Options outstanding as of
September 30, 2004              14,995,007,110     $   1,096,886                --     $         --
                                ====================================================================

--------------------------------------------------------------------------------
8. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

                    50 | OPPENHEIMER INTERNATIONAL BOND FUND

As of September 30, 2004, the Fund had entered into the following interest rate swap agreements:

                                                 FIXED RATE   FLOATING RATE
                                                    PAID BY     RECEIVED BY
                                                THE FUND AT     THE FUND AT                                      UNREALIZED
SWAP                            NOTIONAL          SEPT. 30,       SEPT. 30,       FLOATING    TERMINATION      APPRECIATION
COUNTERPARTY                   PRINCIPAL               2004            2004     RATE INDEX          DATES    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
Citigroup
Global Markets                                                                      90 Day
Holdings, Inc.               333,000,000TWD            2.02%          1.057%     CPTW Rate         3/4/09    $       95,928
Citigroup
Global Markets                                                                      90 Day
Holdings, Inc.               333,000,000TWD            2.02           1.112      CPTW Rate        3/23/09           109,241
Citigroup
Global Markets                                                                 Three-Month
Holdings, Inc.,                                                                  LIBOR BBA
10 yr.                        30,000,000               4.96            1.18           Rate         5/6/14         1,592,903
Deutsche                                                                         Six-Month
Bank AG                      500,000,000INR            4.87           4.547     MIFOR Rate        3/22/09           539,025
Deutsche
Bank AG, 5 yr.               454,000,000INR            4.83            4.50       IRS Rate        1/14/09           443,413
Deutsche                                                                            90 Day
Bank AG, 5yr.                187,000,000TWD           1.024            1.02      CPTW Rate        8/19/09            (1,434)
                                                                               Three-Month
Deutsche                                                                         LIBOR BBA
Bank AG, 10 yr.               36,000,000               5.32            1.68           Rate        5/12/14         3,072,327
JPMorgan                                                                       Three-Month
Chase Bank                    13,500,000              3.342        1.289999     LIBOR flat        3/31/08           (91,996)
JPMorgan                                                                         Six-Month
Chase Bank                     8,000,000           1.289988            2.92     LIBOR flat        5/13/08           (75,512)
JPMorgan                                                                         Six-Month
Chase Bank                     3,880,000EUR           3.135            2.08     LIBOR flat        7/14/08              (400)
JPMorgan                                                                         Six-Month
Chase Bank                 1,080,000,000HUF            7.00            7.00     LIBOR flat        7/14/08          (517,245)
JPMorgan                                                                         Six-Month
Chase Bank                   231,500,000               1.17           3.535     LIBOR flat       12/23/08         1,408,585
JPMorgan                                                                       Three-Month
Chase Bank                    66,000,000ZAR            9.78            9.78     LIBOR flat        2/20/11           344,867
JPMorgan                                                                       Three-Month
Chase Bank                    66,000,000ZAR            9.68            9.68     LIBOR flat        2/18/11           295,586
Morgan Stanley
Capital Services,                                                                Six-Month
Inc.                         147,000,000EUR           3.064           2.243        EURIBOR        12/3/05        (4,582,506)
                                                                                                             ---------------
                                                                                                             $    2,632,782
                                                                                                             ===============

                    51 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. INTEREST RATE SWAP CONTRACTS Continued

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies. Index abbreviations and currencies are as follows:

EUR          Euro

HUF          Hungary Forints

INR          Indian Rupee

TWD          New Taiwan Dollar

ZAR          South African Rand

CPTW         Bloomberg Taiwan Secondary Commercial Papers

EURIBOR      Euro Interbank Offered Rate

IRS          India Swap Composites

LIBOR        London-Interbank Offered Rate

LIBOR BBA    London-Interbank Offered Rate British Bankers Association

MIFOR        Mumbai Interbank Forward Offer Rates

--------------------------------------------------------------------------------
9. CREDIT SWAP CONTRACTS

The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.

During the year ended September 30, 2004, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                   VALUATION        UNREALIZED
                                   EXPIRATION      NOTIONAL            AS OF      APPRECIATION
CONTRACT DESCRIPTION                    DATES        AMOUNT   SEPT. 30, 2004    (DEPRECIATION)
-----------------------------------------------------------------------------------------------
Deutsche Bank AG:
Export-Import Bank of Korea
Credit Bonds                          6/20/09   $ 1,440,000   $      (11,952)   $      (11,952)
Korea Deposit Insurance Corp.
Credit Bonds                          6/20/09     1,440,000          (12,096)          (12,096)
Korea Development Bank
Credit Bonds                          6/20/09     1,440,000          (11,376)          (11,376)
Korea Electric Power Corp.
Credit Bonds                          6/20/09     1,440,000          (12,528)          (12,528)
Panama (Republic of) Credit Nts.      5/13/08     1,835,000          (91,281)          (91,281)
Philippines (Republic of)
10 yr. Credit Bonds                   7/25/13     2,335,000           23,530            23,530
Samsung Electronic Co. Ltd.
Credit Bonds                          6/20/09     1,440,000          (10,800)          (10,800)
Turkey (Republic of)
2 yr. Credit Nts.                      5/7/06     3,070,000         (146,682)         (146,682)

                    52 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                   VALUATION        UNREALIZED
                                   EXPIRATION      NOTIONAL            AS OF      APPRECIATION
CONTRACT DESCRIPTION                    DATES        AMOUNT   SEPT. 30, 2004    (DEPRECIATION)
-----------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Turkey (Republic of)
5 yr. Credit Nts.                      5/7/09   $ 1,445,000   $      325,859    $      325,859
United Mexican States
Credit Bonds                          9/20/13     2,790,000         (119,387)         (119,387)
Venezuela (Republic of)
Credit Bonds                          8/20/14     2,950,000         (308,796)         (308,796)
Venezuela (Republic of)
Credit Bonds                          9/28/09     6,960,000          (47,890)          (47,890)
Venezuela (Republic of)
Credit Bonds                         10/20/09    11,475,000           (3,482)           (3,482)
-----------------------------------------------------------------------------------------------
JP Morgan Chase Bank:
Chile (Republic of) Credit Bonds     12/20/13     8,500,000         (329,067)         (329,067)
Export-Import Bank of Korea
Credit Bonds                          6/20/09       720,000          (12,250)          (12,250)
Inter-American Development Bank
Credit Bonds                         12/20/13    15,910,000          (11,794)          (11,794)
Jordan (Kingdom of)
Credit Nts.                            6/6/06       390,000           (2,840)           (2,840)
Korea Deposit Insurance Corp.
Credit Bonds                          6/20/09       720,000          (12,257)          (12,257)
Korea Development Bank
Credit Bonds                          6/20/09       720,000          (11,930)          (11,930)
Korea Electric Power Co.
Credit Bonds                          6/20/09       720,000          (13,391)          (13,391)
Russian Federation Credit Bonds       10/9/13       550,000            7,789             7,789
Samsung Electronics Co. Ltd.
Credit Bonds                          6/20/09       720,000          (12,285)          (12,285)
-----------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
Brazil (Federal Republic of)
Credit Bonds                          8/20/09     5,120,000         (456,613)         (456,613)
Brazil (Federal Republic of)
Credit Bonds                         10/20/09       840,000            1,688             1,688
Venezuela (Republic of)
Credit Bonds                           3/5/08       840,000          (12,953)          (12,953)
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
Brazil (Federal Republic of)
Credit Bonds                          8/20/09     5,770,000         (471,117)         (471,117)
Brazil (Federal Republic of)
Credit Bonds                          8/20/09     5,770,000         (483,389)         (483,389)
Philippines (Republic of)
Credit Bonds                          6/20/09     5,000,000         (125,353)         (125,353)
Philippines (Republic of)
Credit Bonds                          6/20/09     2,500,000          (67,701)          (67,701)
Philippines (Republic of)
Credit Bonds                          6/20/09     5,000,000         (155,499)         (155,499)

                    53 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. CREDIT SWAP CONTRACTS Continued

                                                                   VALUATION        UNREALIZED
                                   EXPIRATION      NOTIONAL            AS OF      APPRECIATION
CONTRACT DESCRIPTION                    DATES        AMOUNT   SEPT. 30, 2004    (DEPRECIATION)
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.: Continued
Turkey (Republic of)
2 yr. Credit Nts.                      5/8/06   $ 3,070,000   $     (160,563)   $     (160,563)
Turkey (Republic of)
5 yr. Credit Nts.                      5/8/09     1,445,000          165,652           165,652
Venezuela (Republic of)
Credit Bonds                          2/20/14     2,135,000         (447,650)         (447,650)
Venezuela (Republic of)
Credit Bonds                          8/20/06     4,890,000          182,963           182,963
Venezuela (Republic of)
Credit Bonds                          8/20/09     2,445,000         (171,844)         (171,844)
Venezuela (Republic of)
Credit Bonds                          7/20/14     5,000,000         (862,701)         (862,701)
-----------------------------------------------------------------------------------------------
UBS AG:
Venezuela (Republic of)
Credit Bonds                          6/20/14     6,040,000       (1,184,681)       (1,184,681)
Venezuela (Republic of)
Credit Bonds                          8/20/06     3,260,000         (117,954)         (117,954)
Venezuela (Republic of)
Credit Bonds                          8/20/09     1,630,000          108,123           108,123
                                                                                ---------------
                                                                                $   (5,084,498)
                                                                                ===============

--------------------------------------------------------------------------------
10. SWAPTION ACTIVITY

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the year ended September 30, 2004 was as follows:

                                              NOTIONAL        AMOUNT OF
                                                AMOUNT         PREMIUMS
      ------------------------------------------------------------------
      Swaptions outstanding as of
      September 30, 2003               $    79,335,000    $     694,082
      Swaptions written                    168,910,000        1,451,074
      Swaptions closed or expired         (135,300,000)      (1,353,783)
                                       ---------------------------------
      Swaptions outstanding as of
      September 30, 2004               $   112,945,000    $     791,373
                                       =================================

                    54 | OPPENHEIMER INTERNATIONAL BOND FUND

As of September 30, 2004, the Fund had entered into the following swaption contracts:

                                   NOTIONAL       EXPIRATION   EXERCISE      PREMIUM          VALUE
SWAPTIONS                            AMOUNT            DATES      PRICE     RECEIVED     SEE NOTE 1
---------------------------------------------------------------------------------------------------
Deutsche Bank AG                 62,395,000GBP       11/4/04      5.997%  $  291,178   $    542,058
Lehman Brothers International    50,550,000AUD      12/30/04      5.150      500,195        503,805
                                                                          -------------------------
                                                                          $  791,373   $  1,045,863
                                                                          =========================

Notional amount is denoted in the following currencies:

AUD    Australian Dollar

GBP    British Pound Sterling

--------------------------------------------------------------------------------
11. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of September 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.
The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2004 was $29,998,722, which represents 1.86% of the Fund's net assets, of which $544,667 is considered restricted. Information concerning restricted securities and currency is as follows:

                                   ACQUISITION                    VALUATION AS OF        UNREALIZED
SECURITY                                  DATE          COST   SEPTEMBER 30, 2004      DEPRECIATION
---------------------------------------------------------------------------------------------------
CURRENCY
Argentine Peso                         9/13/04      $548,747             $544,667            $4,080

--------------------------------------------------------------------------------
12. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US
Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral.
Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of September 30, 2004, the Fund had on loan securities valued at approximately $151,985,000. Cash of
$155,142,317 was received as collateral for the loans, and has been invested in approved instruments.

                    55 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
13. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds other than this Fund
(collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment
Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District
Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superceding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the
Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However,
OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

                    56 | OPPENHEIMER INTERNATIONAL BOND FUND

                                     A-7

                                  Appendix A

                             RATINGS DEFINITIONS
                             -------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa"
securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings  Services  ("Standard & Poor's"),  a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating assigned by Standard &
Poor's.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations  only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An  obligation  rated "A" are  somewhat  more  susceptible  to the  adverse effects of changes in circumstances  and economic  conditions than obligations in  higher-rated  categories.  However,  the  obligor's  capacity  to meet its financial commitment on the obligation is still strong.

BBB:  An  obligation  rated  "BBB"  exhibit  adequate  protection  parameters.
However,  adverse  economic  conditions  or  changing  circumstances  are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation  rated "BB" are less  vulnerable  to  nonpayment  than other
speculative  issues.   However,  they  face  major  ongoing  uncertainties  or
exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment than obligations rated "BB",  but the obligor  currently has the capacity to meet its financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor is not likely  to  have  the  capacity  to  meet  its  financial  commitment  on  the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred stock  obligations rated "C" are currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used to  cover a situation where a bankruptcy  petition has been filed or similar action taken, but  payments  on this  obligation  are  being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on  dividends  or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such grace period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.

International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-1
                                  Appendix B

                           Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                     C-16

                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers
        --------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      |_|   Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                         Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.

   Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer

                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer International Bond Fund

Internet Website:
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, NY 10281-1008

Distributor

      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, NY 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      J. P. Morgan Chase Bank
      4 Chase Metro Tech Center
      Brooklyn, New York 11245

Independent Registered Public Accounting Firm

      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees

      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois  60602
1234
PX880.001104

--------

1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees/Director" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.

7 This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.

8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                      OPPENHEIMER INTERNATIONAL BOND FUND

                                   FORM N-1A

                                    PART C

                               OTHER INFORMATION

Item 22. - Exhibits
-------------------

(a)   (i)   Amended  and  Restated   Declaration  of  Trust  dated   11/14/00:
Previously filed with Registrant's  Post- Effective  Amendment No. 8, 1/17/01,
and incorporated herein by reference.

      (ii)  Amendment  Number 1 dated  8/27/02  to the  Amended  and  Restated
Declaration of Trust dated 11/14/00:  Previously filed with Registrant's Post-
Effective Amendment No. 10, 11/21/02, and incorporated herein by reference.

(b)   By-Laws as amended and restated  through  October 24,  2000:  Previously filed with  Registrant's  Post-  Effective  Amendment  No. 11,  11/20/03,  and
incorporated herein by reference..

(c)   (i)   Specimen  Class  A  Share   Certificate:   Previously  filed  with
            Registrant's  Post-  Effective  Amendment  No.  9,  1/25/02,   and
            incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
            Registrant's  Post-  Effective  Amendment  No.  9,  1/25/02,   and
            incorporated herein by reference.

(iii) Specimen Class C Share  Certificate:  Previously filed with Registrant's
            Post- Effective Amendment No. 9, 1/25/02,  and incorporated herein by reference.

(iv)  Specimen Class N Share  Certificate:  Previously filed with Registrant's
            Post- Effective Amendment No. 9, 1/25/02,  and incorporated herein by reference.

(d)   Investment Advisory Agreement dated 6/5/95: Previously filed with
Registrant's Pre-Effective Amendment No. 1, 5/16/95, and incorporated herein by reference.

(e)   (i)   General Distributor's Agreement dated 6/5/95: Previously filed with Registrant's Pre-Effective Amendment No. 1, 5/16/95, and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High  Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(v)   Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(vi)  Form of Trust Company Agency Agreement of OppenheimerFunds Distributor,
Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Filed with Post-Effective Amendment No. 40 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/27/98, and incorporated herein by reference.

(g)   Global Custody  Agreement  dated August 16, 2002 between  Registrant and
JP Morgan  Chase Bank:  Previously  filed with  Registrant's  Post-  Effective
Amendment No. 10, 11/21/02, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated 5/25/95: Previously filed with
Registrant's Pre-Effective Amendment No. 2, 5/30/95, and incorporated herein by reference.

(j)   Independent Auditors' Consent: filed herewith

(k)   Not applicable.

(l)   Investment Letter dated 5/30/95 from OppenheimerFunds, Inc. (then named
Oppenheimer Management Corporation) to Registrant: Previously filed with
Registrant's Pre-Effective Amendment No. 2, 5/30/95, and incorporated herein by reference.

(m)   (i)   Amended  and  Restated  Service  Plan and  Agreement  for  Class A
shares,  dated 4/26/04,  under Rule 12b-1:  Previously filed with Registrant's
Post-Effective   Amendment  No.  13,  09/27/04,  and  incorporated  herein  by reference.

      (ii)  Amended and Restated Distribution and Service Plan and Agreement
for Class B shares, dated 2/24/98, under Rule 12b-1: Previously filed with
Post-Effective Amendment No. 4 to Registration Statement, 11/25/98, and
incorporated herein by reference.

      (iii) Amended and Restated Distribution and Service Plan and Agreement
for Class C shares, dated 2/23/04, under Rule 12b-1: Previously filed with
Registrant's Post-Effective Amendment No. 13, 09/27/04, and incorporated herein by reference.

      (iv)  Distribution  and Service  Plan and  Agreement  for Class N shares dated 10/24/00:  Previously filed with Registrant's Post- Effective  Amendment
No. 10, 11/21/02, and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
9/15/04: Previously filed with Post-Effective Amendment No. 24 to the
Registration Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),
09/27/04, and incorporated herein by reference.

(o)    Powers of Attorney for John V. Murphy, Brian W. Wixted and all
Trustees/Directors and Officers; filed herewith.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated May
15, 2002 under Rule 17j-1 of the Investment Company Act of 1940: Previously
filed with Post-Effective Amendment No. 28 to the Registration Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371), 11/21/02, and incorporated herein by reference.

Item 23. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 24. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 22(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 25. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 25(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lizbeth Aaron-DiGiovanni       Formerly  Vice  President  (April 2000) and First
Vice President                 Vice  President   (February  2003-July  2004)  of
                               Citigroup Global Markets Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                   Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Shareholder Financial Services,  Inc., OFI
                               Private  Investments,  Inc. and Centennial  Asset
                               Management Corporation;  Senior Vice President of
                               Shareholders Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Amato,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,    Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary     (since     December    2001)    of:
Vice President & Secretary     OppenheimerFunds  Distributor,  Inc.,  Centennial
                               Asset   Management    Corporation,    Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Shareholder Services,  Inc. and
                               OppenheimerFunds   Legacy   Program.    Secretary
                               (since   June   2003)   of:   HarbourView   Asset
                               Management Corporation,  OFI Private Investments,
                               Inc.  and  OFI  Institutional  Asset  Management,
                               Inc.  Assistant  Secretary  (since December 2001)
                               of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Baker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald Bellamy,                Assistant  Vice  President  of OFI  Institutional
Assistant Vice President       Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa I. Bloomberg,             Formerly   First  Vice  President  and  Associate
Vice President & Associate     General  Counsel of UBS  Financial  Services Inc.
Counsel                        (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Veronika Boesch,               Formerly  (until  February  2004) an  independent
Assistant Vice President       consultant/coach in organizational development.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             A  senior  economist  with  the  Federal  Reserve
Vice President                 Board (June 1992-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. Bonnell,               Vice  President of  Centennial  Asset  Management
Vice President                 Corporation.  Formerly  a  Portfolio  Manager  at
                               Strong Financial Corporation (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Boydell,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Bromberg,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeoffrey Caan,                 Formerly  Vice  President  of ABN AMRO  NA,  Inc.
Vice President                 (June 2002-August 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Carroll,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Chaffee,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Chibnik,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,                Vice  President of  Centennial  Asset  Management
Vice President                 Corporation,   Shareholder   Financial  Services,
                               Inc. and OppenheimerFunds  Legacy Program; Senior
                               Vice President of Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  None.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Dvorak,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Senior Vice President and
Director of International
Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Farrell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             Formerly  a  portfolio   manager   with   Lashire
Vice President                 Investments (July 1999-December 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley G. Finkle,             Formerly Head of Business  Management/Proprietary
Vice President                 Distribution   at  Citigroup   Asset   Management
                               (August 1986-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,                 Formerly,   a   Partner   and   European   Equity
Vice President                 Portfolio  manager  at  SLS  Management  (January
                               2002-February 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Seth Gelman,                   Formerly  an  Associate  in the Asset  Management
Vice President                 Legal   Department   at   Goldman   Sachs  &  Co.
                               (February 2003-August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip S. Gillespie,          Formerly  First Vice  President of Merrill  Lynch
Senior Vice President &        Investment Management (2001 to September 2004).
Deputy General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bejamin J. Gord,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc..
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Gwynn,                  None
Vice President: Rochester
                                    Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               (Asia) Limited
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Corry E. Hyer,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve P. Ilnitzki,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Bridget Ireland,         Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds   Distributor   Inc.   Formerly,
                               Director  of  INVESCO  Distributors  Inc.  (April
                               2000-December 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel and Assistant          Shareholder  Services,  Inc.; Assistant Secretary
Secretary                      of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President          Program
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin S. Korn,                Formerly  a  Senior  Vice  President  at  Bank of
Senior Vice President          America   (Wealth   and   Investment   Management
                               Technology Group) (March 2002-August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Kunz,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John W. Land,                  Formerly  Human  Resources   Manager  at  Goldman
Assistant Vice President       Sachs (October 2000-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Guy E. Leaf,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gayle Leavitt,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dina C. Lee,                   Formerly    (until   December   2003)   Assistant
Assistant Vice President &     Secretary of OppenheimerFunds Legacy Program.
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randy Legg,                    Formerly   an   associate    with   Dechert   LLP
Assistant Vice President &     (September 1998-January 2004).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Vice President                 Inc.;  Vice  President of  Shareholder  Financial
                               Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Justin Leverenz,               Formerly,   a   research/technology   analyst  at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Lifshey,                Formerly a  Marketing  Manager at PIMCO  Advisors
Assistant Vice President       (January 2002-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    Formerly  an  Assistant   Vice   President   with
Assistant Vice President       Standish   Mellon   Asset   Management   (October
                               2001-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark H. Madden,                Formerly   Senior  Vice   President   and  Senior
Vice President                 Portfolio Manager with Pioneer Investments,  Inc.
                               (July 1990-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mandzij,              Formerly   Marketing   Manager   -  Sales   Force
Assistant Vice President       Marketing     (March     2003-June    2004)    of
                               OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset   Management,   Inc.   Formerly   Executive
                               Director  and   portfolio   manager  for  Miller,
                               Anderson  &   Sherrerd,   a  division  of  Morgan
                               Stanley Investment  Management (August 1993-April
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Mattisinko,              Assistant    Secretary   of   HarbourView   Asset
Vice President & Associate     Management  Corporation,  OppenheimerFunds Legacy
Counsel                        Program,  OFI Private  Investments,  Inc. and OFI
                               Institutional Asset Management,  Inc. Formerly an
                               Associate  at  Sidley  Austin  Brown and Wood LLP
                               (1995 - October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Chairman  of the Board and  Director of OFI Trust
Senior Vice President          Company;  Chief  Executive  Officer,   President,
                               Senior   Managing   Director   and   Director  of
                               HarbourView Asset Management  Corporation and OFI
                               Institutional Asset Management,  Inc.; President,
                               Chairman  and  Director  of  Trinity   Investment
                               Management Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucienne Mercogliano,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Miao,                    Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 1999 - May 2004).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   President    and    Director    of    Oppenheimer
Chairman, President, Chief     Acquisition  Corp.  and  Oppenheimer  Partnership
Executive Officer & Director   Holdings,   Inc.  Director  of  Centennial  Asset
                               Management     Corporation,      OppenheimerFunds
                               Distributor,    Inc.;    Chairman   Director   of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial Services,  Inc.; President and Director
                               f  OppenheimerFunds  Legacy Program;  Director of
                               OFI   Institutional   Asset   Management,   Inc.,
                               Trinity   Investment   Management    Corporation,
                               Tremont  Capital  Management,  Inc.,  HarbourView
                               Asset   Management   Corporation,   OFI   Private
                               Investments,  Inc.;  President  and  Director  of
                               Oppenheimer   Real   Asset   Management,    Inc.;
                               Executive Vice President of Massachusetts  Mutual
                               Life   Insurance   Company;   Director   of   DLB
                               Acquisition   Corporation;   a   member   of  the
                               Investment    Company    Institute's   Board   of
                               Governors.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jesper Nergaard,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew O'Donnell,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John O'Hare,                   Formerly  Executive  Vice President and Portfolio
Vice President                 Manager  (June  2000 -  August  2003)  at  Geneva
                               Capital Management, Ltd.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Palumbo,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert H. Pemble,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori L. Penna,                 Formerly  an RFP  Manager/Associate  at  JPMorgan
Assistant Vice President       Chase & Co. (June 2001-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marmeline Petion-Midy,         Formerly a Senior Financial  Analyst with General
Assistant Vice President       Motors,  NY Treasurer's  Office (July  2000-Augut
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President and      Management   Corporation   since  February  2004.
Chief Financial Officer        Formerly,  Director and Chief  Financial  Officer
                               at   Citigroup   Asset    Management    (February
                               2000-February 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Phillips,                Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment Management (June 2000-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jason Pizzorusso,              Formerly   a   Vice   President,   Research   and
Assistant Vice President       Development  at  Crucial  Security  Inc.  (August
                               2000-May 2002;  part-time while attending  school
                               until 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Poiesz,                  Formerly  a Senior  Portfolio  Manager at Merrill
Senior Vice President, Head    Lynch (October  2002-May 2004).  Founding partner
of Growth Equity Investments   of  RiverRock,   a  hedge  fund  product   (April
                               1999-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey Portnoy,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                Formerly  (until  August  2002)  Vaughn  Rauscher
Vice President                 Chair  in  Financial  Investments  and  Director,
                               Finance    Institute   of   Southern    Methodist
                               University, Texas.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President   and   Director  of   OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Ruotolo,                Vice   Chairman,   Treasurer,   Chief   Financial
Executive Vice President and   Officer and  Management  Director of  Oppenheimer
Director                       Acquisition  Corp.;  President  and  Director  of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial  Services,  Inc.;  Director  of Trinity
                               Investment  Management  Corporation  and Director
                               of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Ryan,                  Formerly   a   research   analyst  in  the  large
Vice President                 equities group at Credit Suisse Asset  Management
                               (August 2001-June 2004)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi W. Schadt,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Secretary of OFI Trust Company.
Assistant Vice President &
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Szilagyi,             Manager of Compliance at Berger  Financial  Group
Assistant Vice President       LLC (May 2001-March 2003);  Director of Financial
                               Reporting   and    Compliance   at   First   Data
                               Corporation (April 2003-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeaneen Terrio,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Uttaro,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of  OppenheimerFunds  Distributor,
Senior Vice President and      Inc.,  Centennial  Asset  Management  Corporation
Chief Compliance Officer       and Shareholder  Services,  Inc.  Formerly (until
                               March 2004) Vice  President of  OppenheimerFunds,
                               Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rene Vecka,                    Formerly Vice President of Shareholder  Services,
Assistant Vice President,      Inc. (September 2000-July 2003).
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Vice President of  OppenheimerFunds  Distributor,
Assistant Vice President       Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Walsh,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Walters,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adam Weiner,                   Formerly a Vice  President at AIG Trading  (March
Assistant Vice President       2003-May  2004)  prior to which he was a Managing
                               Director at ING Barings  (December  1999-February
                               203).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc; Senior Vice President
                               (Managing    Director   of   the    International
                               Division) of OFI Institutional  Asset Management,
                               Inc.;   Director   of   OppenheimerFunds   (Asia)
                               Limited.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annabel Whiting,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              None
Senior Vice President and
Senior Investment Officer,
Director of Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
                               Corporation;    OppenheimerFunds    International
Senior Vice President and      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,
                               Oppenheimer   Real   Asset   Management,    Inc.,
Treasurer                      Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer and   Institutional Asset Management,  Inc. (since June
Director                       2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman,                  Vice President of  OppenheimerFunds  Distributor,
Vice President: Rochester      Inc.
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General Counsel and Director of  OppenheimerFunds
Executive Vice President and   Distributor,  Inc.; General Counsel of Centennial
General Counsel                Asset   Management   Corporation;   Senior   Vice
                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,  Inc.  and OFI Trust  Company;  Vice
                               President    and    Director    of    Oppenheimer
                               Partnership   Holdings,    Inc.;   Director   and
                               Assistant  Secretary  of  OppenheimerFunds   plc;
                               Secretary  and  General  Counsel  of  Oppenheimer
                               Acquisition   Corp.;   Director   and   Assistant
                               Secretary   of   OppenheimerFunds   International
                               Ltd.;   Director   of   Oppenheimer   Real  Asset
                               Management,   Inc.  and  OppenheimerFunds  (Asia)
                               Limited);   Vice  President  of  OppenheimerFunds
                               Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior  Vice  President  (since  April  1999)  of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer  International  Large-Cap  Core  Fund  (a  series  of  Oppenheimer
International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer  International  Value Fund (a series of Oppenheimer  International
Value Trust)
Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer  Principal  Protected  Main Street  Fund (a series of  Oppenheimer
Principal
     Protected Trust)
Oppenheimer  Principal  Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)

Oppenheimer  Principal  Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)

     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Core Diversified Hedge Fund
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Market Neutral Hedge Fund
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional  Asset  Management,  Inc. and  Oppenheimer  Trust Company is Two
World Financial  Center,  225 Liberty Street,  11th Floor,  New York, New York
10281-1008.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 26. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 25(b) above (except Oppenheimer Multi-Sector
Income Trust) and for MassMutual Institutional Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julian C. Curry(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristi Diehl(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Fishel                     Vice President            None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James E. Gunther(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Healy(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Hennessey                 Vice President            None
10206 Emerald Woods Avenue
Orlando, FL 32836
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Humble                   Vice President            None
419 Phillips Avenue
len Ellyn, IL 60137
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen Ilnitzki(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthurLoop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric J. Liberman(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Loncar(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Montana W. Low                  Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Lyman                     Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
126 Bernard Street
San Francisco, CA 94109
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sandie Massaro(2)               Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Meister                   Vice President            None
1880 Hemlock Cricle
Abinston, PA 19001
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President & Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford Norford                Vice President            None
4607 Timberglen Rd.
Dallas, TX 75287
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Rath                    Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Schories(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Spensley(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Vandehey(1)                Vice President            Vice President and
                                                          Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chris Werner(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director                  Vice President &
                                                          Secretary
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY

10281-1008

(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 27. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 28. Management Services
----------------------------

Not applicable

Item 29. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule
485(b) under the Securities Act and has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of
                                                                 ----
November, 2004.

                              Oppenheimer International Bond Fund

                              By:  /s/ John V. Murphy*
                              ---------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ William L. Armstrong*    Chairman of the             November 26 , 2004
                                                                  --
-------------------------------                          Board of Trustees
William L. Armstrong

/s/ John V. Murphy*          President, Principal        November 26, 2004
                                                                  --
------------------------     Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal        November 26, 2004
                                                                  --
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Trustee                     November 26, 2004
                                                                  --

----------------------
Robert G. Avis

/s/ George Bowen*            Trustee                     November 26, 2004
                                                                  --

----------------------
George Bowen

/s/ Edward Cameron*          Trustee                     November 26, 2004
                                                                  --

------------------------
Edward Cameron

/s/ Jon S. Fossel*           Trustee                     November 26, 2004
                                                                  --

--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                     November 26, 2004
                                                                  --

----------------------
Sam Freedman

/s/ Beverly L. Hamilton*

------------------------------                           Trustee  November

26, 2004
Beverly L. Hamilton

/s/ Robert J. Malone*

--------------------------   Trustee                     November 26, 2004
                                                                  --
Robert J. Malone

/s/ F. William Marshall, Jr.*                            Trustee  November

26, 2004
--------------------------------
F. William Marshall, Jr.

*By: /s/ Mitchell J. Lindauer
-----------------------------------------
Mitchell J. Lindauer, Attorney-in-Fact

                     Oppenheimer International Bond Fund

                     Registration Statement No. 33-58353

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

22(j)             Independent Auditors' Consent

22(o)             Powers of Attorney
                        William L. Armstrong
                        John V. Murphy
                        Brian W. Wixted
                        Robert G. Avis
                        George Bowen
                        Edward L. Cameron
                        Jon S. Fossel
                        Sam Freedman
                        Beverly L. Hamilton
                        Robert J. Malone
                        F. William Marshall, Jr.